UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2012

Date of reporting period:	January 1, 2012 — December 31, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|12

Annual report

Putnam VT Diversified Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

With the uncertainty around the U.S. “fiscal cliff” diminished, investors now have some measure of clarity heading into 2013. Of course, challenges remain, including the upcoming debate over the debt ceiling at the end of March. Still, the significant risks — the fiscal cliff, a “hard landing” in China, and the dissolution of the European Union — have abated in the past few months.

Clarity and greater certainty are positive developments for investors. Markets worldwide are starting to recognize that macroeconomic data are beginning to stabilize and even exhibit nascent signs of growth. As the investment climate slowly improves, it is important for you to rely on the expertise of your financial advisor, who can help you work toward your financial goals.

We would like to take this opportunity to announce the arrival of two new Trustees, Liaquat Ahamed and Katinka Domotorffy, CFA, to your fund’s Board of Trustees. Mr. Ahamed, who in 2010 won the Pulitzer Prize for History with his book, Lords of Finance: The Bankers Who Broke the World, also serves on the Board of Aspen Insurance and the Board of the Rohatyn Group, an emerging-market fund complex that manages money for institutional investors.

Ms. Domotorffy, who until year-end 2011 was a Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management, currently serves as a member of the Anne Ray Charitable Trust’s Investment Committee, Margaret A. Cargill Philanthropies, and director for Reach Out and Read of Greater New York, an organization dedicated to promoting early childhood literacy.

We would also like to extend a welcome to new shareholders of the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 12/31/12)

Investment objective

As high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital

Net asset value December 31, 2012

Class IA: $7.26	Class IB: $7.25

Total return at net asset value

				Citigroup
			Barclays	Non-U.S.	JPMorgan
			U.S.	World	Developed
	Class IA	Class IB	Aggregate	Government	High Yield
(as of 12/31/12)	shares*	shares†	Bond Index	Bond Index	Index‡

1 year	11.97%	11.69%	4.22%	1.51%	15.67%

5 years	30.77	30.78	33.49	29.09	64.57
Annualized	5.51	5.51	5.95	5.24	10.48

10 years	97.94	95.32	65.75	85.68	174.41
Annualized	7.07	6.92	5.18	6.38	10.62

Life	198.94	190.24	211.84	205.99	—
Annualized	5.84	5.68	6.07	5.96	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

‡ The fund’s secondary benchmark, the JPMorgan Developed High Yield Index, was introduced on 12/31/94, which post-dates the inception of the fund’s class IA shares.

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities. Citigroup Non-U.S. World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market excluding the United States. JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are represented as a percentage of the fund’s net assets as of 12/31/12. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets as of 12/31/12. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch Ratings, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

Putnam VT Diversified Income Fund 1

Report from your fund’s manager

What was the global market environment like for the year ended December 31, 2012?

For most of 2012, the investment environment was overshadowed by three major macroeconomic risks: the ongoing sovereign debt crisis in the eurozone, fears of a potential “hard landing” as the Chinese economy slowed, and concerns about a possible double-dip recession in the United States if serious fiscal policy issues were not adequately addressed. Global equity and fixed-income markets rose and fell with headline news on these macroeconomic risks. Markets faced significant headwinds at various times and benefited from more optimism when these risk factors showed signs of improvement. By the final quarter of 2012, with investors feeling generally more sanguine about these macroeconomic risks abating, most global asset classes were producing positive results for the full year.

How did Putnam VT Diversified Income Fund perform in these conditions?

Against this shifting backdrop, the fund’s class IA shares tendered a solid gain at net asset value. This robust performance can be attributed to several sources. Our allocation to U.S. high-yield securities contributed significantly, as this and other “risk” segments of the market outperformed government bonds. Although we did have an allocation to government bonds, we favored high-yield bonds over the government sector because we believed they offered an unusual combination of attractive yield spreads over government bonds, as well as solid corporate credit fundamentals.

What role do derivatives play in the portfolio?

We use a variety of derivatives to establish exposures in the fund. We use forward currency contracts as part of our currency hedging efforts. In addition, we purchase and write options to hedge pricing risk and prepayment risk. We use futures contracts to allow some of the fund’s cash to become exposed to equity markets. This gives us flexibility to manage exposure to market risk. With total return swaps, we manage or hedge exposures to sectors, and we employ interest-rate swaps to hedge interest-rate and prepayment risk. Credit default swaps enable us to hedge credit risk or to gain exposure to specific securities or groups of securities.

What is your near-term outlook for 2013?

As we step into 2013, the market environment is much different than it was one year ago. Investors enter the new year with far fewer worries: The liquidity crisis in Europe has begun to stabilize, China’s economy appears to be bouncing back, and the U.S. economy’s slow growth now appears likely to continue, in our view. As investors have seemingly become more convinced of these improvements, risk assets have responded with positive results. For that forward momentum to continue, however, we believe there must be continuing fundamental improvements along those lines.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Bond investments are subject to interest-rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. The prices of bonds may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin; Kevin F. Murphy; Michael V. Salm; and Paul D. Scanlon, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT Diversified Income Fund

A word about derivatives

Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement an investment strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge risk associated with a particular position. Derivatives may not appreciate in value, lose money, amplify traditional fixed-income risks through the creation of leverage, and be less liquid than traditional securities. Because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Putnam VT Diversified Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2012, to December 31, 2012. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/12		for the 6 months ended 12/31/12

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$4.01	$5.31	$3.91	$5.18

Ending value
(after expenses)	$1,074.00	$1,070.90	$1,021.27	$1,020.01

Annualized
expense ratio†	0.77%	1.02%	0.77%	1.02%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/12. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

4 Putnam VT Diversified Income Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Diversified Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Diversified Income Fund (the “fund”) at December 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2012 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2013

Putnam VT Diversified Income Fund 5

The fund’s portfolio 12/31/12

MORTGAGE-BACKED SECURITIES (43.4%)*	Principal amount	Value

Agency collateralized mortgage obligations (10.5%)
Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.764s, 2032	$211,982	$346,540
IFB Ser. 3408, Class EK, 24.952s, 2037	104,647	166,479
IFB Ser. 2979, Class AS, 23.507s, 2034	48,460	64,175
IFB Ser. 3072, Class SM, 23.03s, 2035	253,925	402,531
IFB Ser. 3072, Class SB, 22.884s, 2035	260,263	410,952
IFB Ser. 3249, Class PS, 21.585s, 2036	234,639	356,673
IFB Ser. 3065, Class DC, 19.233s, 2035	396,905	622,398
IFB Ser. 3951, Class CS, IO, 6.541s, 2026	5,117,088	750,216
IFB Ser. 4098, Class MS, IO, 6.491s, 2041	5,345,516	1,121,970
IFB Ser. 3727, Class PS, IO, 6.491s, 2038	2,472,975	212,124
IFB Ser. 3895, Class SM, IO, 6.441s, 2040	3,029,303	380,877
IFB Ser. 4048, Class GS, IO, 6.441s, 2040	2,284,529	425,722
IFB Ser. 3940, Class PS, IO, 6.441s, 2040	2,407,032	330,485
IFB Ser. 4032, Class SA, IO, 6.291s, 2042	3,161,631	410,959
IFB Ser. 4125, Class SH, IO, 5.941s, 2042	3,027,362	447,323
IFB Ser. 4105, Class LS, IO, 5.941s, 2041	3,153,328	601,245
IFB Ser. 3768, Class PS, IO, 5.791s, 2036	6,633,850	353,305
IFB Ser. 3753, Class S, IO, 5.741s, 2040	1,607,899	195,460
Ser. 3632, Class CI, IO, 5s, 2038	1,082,837	59,610
Ser. 3626, Class DI, IO, 5s, 2037	609,559	18,744
Ser. 4122, Class TI, IO, 4 1/2s, 2042	4,203,286	596,867
Ser. 4000, Class PI, IO, 4 1/2s, 2042	2,553,639	310,522
Ser. 4019, Class GI, IO, 4 1/2s, 2041	11,255,355	1,395,664
Ser. 4024, Class PI, IO, 4 1/2s, 2041	6,403,471	704,375
Ser. 3747, Class HI, IO, 4 1/2s, 2037	815,534	62,201
Ser. 4090, Class BI, IO, 4s, 2042	495,467	53,689
Ser. 4098, Class PI, IO, 4s, 2042	3,636,524	547,588
Ser. 4010, Class NI, IO, 4s, 2041	2,640,991	344,253
Ser. 3748, Class NI, IO, 4s, 2034	3,377,367	125,976
Ser. 3751, Class MI, IO, 4s, 2034	6,554,490	113,196
Ser. 4105, Class HI, IO, 3 1/2s, 2041	2,267,064	331,921
Ser. T-57, Class 1AX, IO, 0.412s, 2043	1,943,933	23,390
Ser. 4077, Class TO, PO, zero %, 2041	1,499,721	1,271,853
Ser. 3300, PO, zero %, 2037	123,465	115,208
FRB Ser. 3326, Class WF, zero %, 2035	5,434	5,216
FRB Ser. 3030, Class EF, zero %, 2035	431	431

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.642s, 2036	176,513	332,907
IFB Ser. 06-8, Class HP, 23.798s, 2036	352,633	596,712
IFB Ser. 07-53, Class SP, 23.431s, 2037	255,362	413,173
IFB Ser. 08-24, Class SP, 22.514s, 2038	278,755	446,012
IFB Ser. 05-122, Class SE, 22.366s, 2035	397,324	603,610
IFB Ser. 05-83, Class QP, 16.849s, 2034	278,203	388,012
IFB Ser. 12-66, Class HS, IO, 6.49s, 2041	880,975	176,133
IFB Ser. 12-88, Class SB, IO, 6.46s, 2042	5,516,972	959,015
IFB Ser. 10-99, Class NS, IO, 6.39s, 2039	3,885,170	422,707
IFB Ser. 11-87, Class HS, IO, 6.29s, 2041	3,285,252	559,117
IFB Ser. 404, Class S13, IO, 6.19s, 2040	4,732,442	660,008
IFB Ser. 10-35, Class SG, IO, 6.19s, 2040	4,536,203	612,524
IFB Ser. 12-132, Class SB, IO, 5.99s, 2042	8,907,360	1,485,480
IFB Ser. 09-100, Class SA, IO, 5.99s, 2039	1,877,824	203,040
IFB Ser. 12-113, Class CS, IO, 5.94s, 2041	1,861,548	349,022
IFB Ser. 12-113, Class SG, IO, 5.89s, 2042	1,956,917	342,969
IFB Ser. 10-46, Class WS, IO, 5.54s, 2040	2,978,433	374,032
Ser. 374, Class 6, IO, 5 1/2s, 2036	877,228	117,119
Ser. 12-132, Class PI, IO, 5s, 2042	9,841,814	1,867,681
Ser. 398, Class C5, IO, 5s, 2039	636,718	63,353
Ser. 10-13, Class EI, IO, 5s, 2038	384,768	15,805

MORTGAGE-BACKED SECURITIES (43.4%)* cont.	Principal amount		Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 378, Class 19, IO, 5s, 2035		$2,096,222	$220,103
Ser. 12-30, Class HI, IO, 4 1/2s, 2040		7,612,871	1,207,554
Ser. 409, Class 81, IO, 4 1/2s, 2040		5,985,731	741,506
Ser. 409, Class 82, IO, 4 1/2s, 2040		4,726,019	624,273
Ser. 366, Class 22, IO, 4 1/2s, 2035		877,270	67,506
Ser. 12-75, Class AI, IO, 4 1/2s, 2027		3,749,600	383,959
Ser. 12-118, Class PI, IO, 4s, 2042		3,887,635	595,275
Ser. 12-96, Class PI, IO, 4s, 2041		1,593,390	207,364
Ser. 406, Class 2, IO, 4s, 2041		4,516,129	535,161
Ser. 406, Class 1, IO, 4s, 2041		2,993,804	367,340
Ser. 409, Class C16, IO, 4s, 2040		5,138,744	518,158
Ser. 03-W10, Class 1, IO, 1.36s, 2043		710,701	30,122
Ser. 00-T6, IO, 0.758s, 2030		1,796,503	38,176
Ser. 99-51, Class N, PO, zero %, 2029		22,912	22,105

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.863s, 2041		3,003,036	3,342,739
IFB Ser. 10-151, Class SL, IO, 6.489s, 2039		1,829,947	281,519
IFB Ser. 10-163, Class SI, IO, 6.42s, 2037		5,206,730	741,964
IFB Ser. 10-26, Class QS, IO, 6.039s, 2040		2,842,955	497,517
IFB Ser. 10-120, Class SB, IO, 5.989s, 2035		1,031,631	88,988
IFB Ser. 10-20, Class SC, IO, 5.939s, 2040		294,415	47,698
IFB Ser. 10-61, Class SJ, IO, 5.841s, 2040		3,546,708	623,795
IFB Ser. 11-70, Class SM, IO, 5.681s, 2041		3,437,000	852,342
IFB Ser. 11-70, Class SH, IO, 5.681s, 2041		3,530,000	886,524
Ser. 11-18, Class PI, IO, 4 1/2s, 2040		541,831	81,546
Ser. 10-35, Class QI, IO, 4 1/2s, 2040		11,565,298	1,886,589
Ser. 10-168, Class PI, IO, 4 1/2s, 2039		1,480,309	177,844
Ser. 10-158, Class IP, IO, 4 1/2s, 2039		6,487,026	780,714
Ser. 10-98, Class PI, IO, 4 1/2s, 2037		1,862,156	179,456
Ser. 11-116, Class BI, IO, 4s, 2026		4,692,960	467,700
Ser. 11-70, PO, zero %, 2041		6,357,346	5,230,316
Ser. 06-36, Class OD, PO, zero %, 2036		7,577	7,042

Structured Asset Securities Corp. IFB Ser. 07-4,
Class 1A3, IO, 6.04s, 2045		3,539,859	672,573

			47,074,037
Commercial mortgage-backed securities (12.2%)
Banc of America Commercial Mortgage, Inc.
FRB Ser. 08-1, Class AJ, 6.248s, 2051		784,000	748,563
FRB Ser. 05-6, Class G, 5.19s, 2047		829,000	679,780

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		13,029	10,944
Ser. 01-1, Class K, 6 1/8s, 2036		265,478	37,693
Ser. 07-5, Class XW, IO, 0.38s, 2051		39,224,652	463,949

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW17, Class AJ, 5.89s, 2050		3,084,000	2,713,920
FRB Ser. 06-PW12, Class AJ, 5.751s, 2038		730,000	722,942
Ser. 05-PWR7, Class B, 5.214s, 2041		923,000	895,310
FRB Ser. 05-T20, Class C, 5.149s, 2042		800,000	776,000
Ser. 05-PWR9, Class AJ, 4.985s, 2042		560,000	575,680

Citigroup Commercial Mortgage Trust Ser. 06-C5,
Class AJ, 5.482s, 2049		779,000	741,433

Citigroup/Deutsche Bank Commercial Mortgage Trust
144A Ser. 07-CD5, Class XS, IO, 0.036s, 2044		25,039,235	98,556

Commercial Mortgage Pass-Through Certificates FRB
Ser. 04-LB3A, Class E, 5.357s, 2037		852,000	852,852

Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.581s, 2014
(United Kingdom)	GBP	105,022	151,837
FRB Ser. 05-CT1A, Class D, 1.578s, 2014
(United Kingdom)	GBP	328,253	447,913

6 Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (43.4%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A3, 6.052s, 2041	$1,458,000	$1,700,588
FRB Ser. 06-C1, Class AJ, 5.409s, 2039	683,000	719,131

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038	431,428	17,689

CS First Boston Mortgage Securities Corp.
Ser. 05-C6, Class B, 5.23s, 2040	725,000	672,438

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class G, 5.881s, 2035	2,558,000	2,563,492
Ser. 02-CP5, Class M, 5 1/4s, 2035	263,376	13,169

DLJ Commercial Mortgage Corp. Ser. 98-CF2,
Class B4, 6.04s, 2031 F	226,150	225,612

FFCA Secured Lending Corp. 144A Ser. 00-1,
Class X, IO, 1.094s, 2020	2,240,136	44,803

First Union Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 5.35s, 2035	351,000	195,038

GE Capital Commercial Mortgage Corp. FRB
Ser. 05-C4, Class AJ, 5.307s, 2045	385,000	338,800

GMAC Commercial Mortgage Securities, Inc.
Ser. 04-C3, Class B, 4.965s, 2041	561,000	477,551

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 02-C3, Class H, 5.944s, 2039	540,000	539,657

Greenwich Capital Commercial Funding Corp. FRB
Ser. 05-GG3, Class D, 4.986s, 2042	562,000	512,547

Greenwich Capital Commercial Funding Corp. 144A
FRB Ser. 03-C2, Class G, 5.567s, 2036	1,090,000	1,105,599

GS Mortgage Securities Corp. II Ser. 05-GG4,
Class AJ, 4.782s, 2039	2,872,000	2,897,458

GS Mortgage Securities Corp. II 144A Ser. 05-GG4,
Class XC, IO, 0.746s, 2039	81,069,128	1,216,037

Guggenheim Structured Real Estate Funding, Ltd.
144A FRB Ser. 05-2A, Class E, 2.21s, 2030
(Cayman Islands)	308,936	170,687

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 06-LDP7, Class AJ, 5.871s, 2045	3,047,000	2,963,552
Ser. 06-LDP6, Class AJ, 5.565s, 2043	590,000	561,149
FRB Ser. 05-LDP3, Class D, 5.194s, 2042	974,000	886,340
FRB Ser. 04-CBX, Class B, 5.021s, 2037	316,000	311,601
FRB Ser. 05-LDP3, Class AJ, 4.997s, 2042	337,000	358,116
FRB Ser. 05-LDP2, Class C, 4.911s, 2042	665,000	631,750
FRB Ser. 05-LDP2, Class B, 4.882s, 2042	2,290,000	2,301,908

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A Ser. 07-CB20, Class X1,
IO, 0.154s, 2051	50,382,061	491,326

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	1,062,915	1,074,543
Ser. 98-C4, Class J, 5.6s, 2035	379,000	415,498

LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6,
Class AJ, 5.452s, 2039	1,665,000	1,772,874

LB-UBS Commercial Mortgage Trust 144A FRB
Ser. 03-C7, Class K, 5.169s, 2037	1,040,000	1,013,584

Merrill Lynch Mortgage Investors, Inc.
Ser. 96-C2, Class JS, IO, 2.402s, 2028	64,210	6

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.276s, 2051	497,000	484,476
FRB Ser. 07-C1, Class A3, 5.849s, 2050	51,000	54,232
Ser. 06-C2, Class AJ, 5.802s, 2043	808,000	743,360
Ser. 05-CKI1, Class AJ, 5.263s, 2037	761,000	784,211

Mezz Cap Commercial Mortgage Trust 144A
Ser. 07-C5, Class X, IO, 5.244s, 2049	1,546,319	110,562

MORTGAGE-BACKED SECURITIES (43.4%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley Capital I
Ser. 06-HQ9, Class C, 5.842s, 2044	$1,320,000	$1,265,994
Ser. 06-HQ9, Class AJ, 5.793s, 2044	696,000	759,917
FRB Ser. 06-HQ8, Class B, 5 1/2s, 2044	2,160,000	1,959,768
Ser. 06-HQ10, Class AJ, 5.389s, 2041	529,000	464,885
Ser. 04-IQ8, Class C, 5.3s, 2040	1,680,000	1,691,424

Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039	1,227,425	1,172,190

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.843s, 2043	1,196,000	1,231,342

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018	158,000	118,500

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E,
8s, 2038	457,579	68,637

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045	4,015,000	3,723,913
FRB Ser. 06-C25, Class AJ, 5.736s, 2043	735,000	746,025
FRB Ser. 05-C20, Class B, 5.248s, 2042	2,269,000	2,206,893
Ser. 07-C34, IO, 0.345s, 2046	13,466,963	162,950

Wachovia Bank Commercial Mortgage Trust 144A FRB
Ser. 03-C8, Class H, 5.442s, 2035	774,000	731,507

		54,590,701
Residential mortgage-backed securities (non-agency) (20.7%)
Adjustable Rate Mortgage Trust FRB Ser. 06-2,
Class 1A1, 5.338s, 2036	1,361,016	1,180,681

American Home Mortgage Assets Ser. 07-5,
Class XP, IO, PO, zero %, 2047	10,204,997	1,191,115

American Home Mortgage Investment Trust
Ser. 07-1, Class GIOP, IO, 2.078s, 2047	1,559,267	233,890

Banc of America Funding Corp.
Ser. 06-2, Class 2A13, 6s, 2036	1,062,533	1,083,784
FRB Ser. 06-G, Class 2A5, 0.491s, 2036	681,421	572,393

Banc of America Funding Corp. 144A FRB
Ser. 09-R12A, Class A2, 3.045s, 2036	583,105	384,849

Banc of America Mortgage Securities Ser. 05-11,
Class 1A10, 6s, 2035	850,000	828,750

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036	184,745	96,068
Ser. 12-RR10, Class 8A2, 4s, 2036	405,196	409,248
FRB Ser. 12-RR10, Class 9A2, 2.662s, 2035	1,270,000	939,800
Ser. 12-RR10, Class 4A2, 2.626s, 2036	730,000	584,000

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 9A3, 21.132s, 2037	661,425	619,259
FRB Ser. 12-RR12, Class 3A3, 21.062s, 2037	460,000	378,350
FRB Ser. 12-RR12, Class 2A3, 14.483s, 2035	360,000	358,600
FRB Ser. 11-RR4, Class 6A4, 14.295s, 2037	1,474,222	1,164,635
Ser. 12-RR11, Class 4A3, 13.64s, 2037	515,840	371,404
FRB Ser. 12-RR11, Class 5A3, 13.492s, 2037	240,071	145,243
FRB Ser. 12-RR12, Class 1A3, 13.355s, 2037	360,000	199,800
FRB Ser. 12-RR12, Class 5A1, 5.138s, 2036	1,940,000	1,976,375
FRB Ser. 12-RR12, Class 5A2, 5.138s, 2036	1,340,000	997,295
Ser. 12-RR11, Class 9A2, 4s, 2037	1,238,229	1,235,133
Ser. 12-RR12, Class 3A2, 4s, 2037	900,000	904,500
Ser. 12-RR11, Class 4A2, 4s, 2037	733,770	738,356
Ser. 12-RR12, Class 1A2, 4s, 2037	300,000	302,250
Ser. 12-RR11, Class 3A2, 4s, 2036	218,154	217,609
Ser. 12-RR12, Class 2A2, 4s, 2035	370,000	374,625
FRB Ser. 12-RR11, Class 5A2, 4s, 2037	337,094	335,408
FRB Ser. 12-RR12, Class 4A2, 2.917s, 2036	790,000	431,269
Ser. 12-RR11, Class 11A2, 2.6s, 2036	327,044	201,132
FRB Ser. 09-RR11, Class 2A2, 2.47s, 2035	1,060,000	792,350
Ser. 09-RR7, Class 1A7, IO, 1.798s, 2046	21,701,245	922,303
Ser. 09-RR7, Class 2A7, IO, 1.58s, 2047	46,213,411	1,908,614

Putnam VT Diversified Income Fund 7

MORTGAGE-BACKED SECURITIES (43.4%)* cont.	Principal amount		Value

Residential mortgage-backed securities (non-agency) cont.
Bear Stearns Adjustable Rate Mortgage Trust
FRB Ser. 07-4, Class 12A1, 5.579s, 2037		$874,732	$743,522
FRB Ser. 07-4, Class 22A1, 5.434s, 2047		1,510,607	1,306,675
FRB Ser. 05-4, Class 2A3, 2.631s, 2035		1,000,000	905,000
FRB Ser. 06-1, Class A1, 2.37s, 2036		485,022	453,496

Bear Stearns Asset Backed Securities, Inc. FRB
Ser. 04-FR3, Class M6, 5.085s, 2034		34,783	12,642

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046		8,447,296	237,369
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036		6,146,960	90,360

Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 06-AR3, Class 1A2A, 5.595s, 2036		1,372,858	1,266,461

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 11-12, Class 2A2, 0.58s, 2035		1,160,000	870,000
FRB Ser. 12-1, Class 1A2, 0.58s, 2035		1,110,000	810,300

Countrywide Alternative Loan Trust
FRB Ser. 06-36T2, Class 1A7, 6 1/4s, 2036		1,896,235	1,531,209
Ser. 07-HY9, Class X, IO, 0.65s, 2047		6,982,446	300,245

Countrywide Home Loans
Ser. 07-16, Class A1, 6 1/2s, 2037		1,286,945	1,203,293
Ser. 07-17, Class 1A2, 6s, 2037		2,069,574	1,996,725
Ser. 06-20, Class 1A21, 6s, 2037		595,051	550,423
Ser. 06-10, Class 1A16, 6s, 2036		1,837,402	1,658,255

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.079s, 2043	GBP	328,968	452,095
FRB Ser. 03-2, Class 2C1, 2.754s, 2043	EUR	880,000	982,677

Green Tree Financial Corp. Ser. 95-F, Class B2,
7.1s, 2021		$4,622	4,534

Greenpoint Mortgage Funding Trust Ser. 06-AR3,
Class 4X, IO, 1s, 2036		6,263,167	262,427

GSR Mortgage Loan Trust
FRB Ser. 06-AR1, Class 2A4, 2.774s, 2036		950,000	726,750
FRB Ser. 05-AR4, Class 3A5, 2.756s, 2035		500,000	450,000

Harborview Mortgage Loan Trust FRB Ser. 05-9,
Class 2A1C, 0.661s, 2035		841,059	740,132

JPMorgan Mortgage Trust
FRB Ser. 07-A4, Class 2A2, 5.547s, 2037		2,405,990	2,083,114
FRB Ser. 07-A1, Class 3A4, 3.095s, 2035		687,313	540,221

Merrill Lynch Alternative Note Asset
Ser. 07-OAR5, Class X, IO, PO, 0.8s, 2047		4,287,199	141,906

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8,
Class B3, 3.41s, 2034		37,486	15,039

Structured Asset Mortgage Investments Trust
Ser. 07-AR6, Class X2, IO, 1/2s, 2047		19,613,232	417,762

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR8, Class X, IO, 0.4s, 2036		18,334,227	298,848

WAMU Mortgage Pass-Through Certificates
FRB Ser. 07-HY6, Class 2A1, 4.812s, 2037		3,365,516	2,742,895
FRB Ser. 07-HY1, Class 5A1, 4.711s, 2037		2,265,455	1,807,762
FRB Ser. 07-HY3, Class 2A1, 4.68s, 2037		3,209,296	2,599,530
FRB Ser. 07-HY2, Class 1A1, 2.643s, 2036		693,838	551,601
FRB Ser. 07-HY7, Class 2A1, 2.569s, 2037		1,344,738	1,001,830
FRB Ser. 05-AR12, Class 1A4, 2.472s, 2035		630,000	570,150
FRB Ser. 06-AR14, Class 1A4, 2.423s, 2036		688,714	554,415
FRB Ser. 06-AR1, Class 2A1B, 1.235s, 2046		2,348,166	2,031,164
FRB Ser. 06-AR1, Class 2A1C, 1.235s, 2046		2,444,319	1,307,711
FRB Ser. 06-AR9, Class 1A, 1.166s, 2046		3,299,029	2,672,214
FRB Ser. 06-AR11, Class 1A, 1.12s, 2046		2,743,686	2,181,231
FRB Ser. 06-AR15, Class 1A, 1.006s, 2046		2,774,098	2,177,667
FRB Ser. 06-AR17, Class 1A, 0.986s, 2046		2,504,970	1,878,727

MORTGAGE-BACKED SECURITIES (43.4%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR19, Class 1A, 0.906s, 2047	$1,108,365	$798,023
FRB Ser. 05-AR13, Class A1C3, 0.7s, 2045	3,920,248	2,900,983
FRB Ser. 05-AR17, Class A1C3, 0.69s, 2045	1,148,799	597,375
FRB Ser. 05-AR15, Class A1C3, 0.69s, 2045	1,288,768	515,507
FRB Ser. 05-AR8, Class 2AC2, 0.67s, 2045	1,655,654	1,407,306
FRB Ser. 05-AR11, Class A1B2, 0.66s, 2045	996,850	857,291
FRB Ser. 05-AR13, Class A1B2, 0.64s, 2045	1,246,403	1,071,907
FRB Ser. 05-AR17, Class A1B2, 0.62s, 2045	1,021,483	852,938
FRB Ser. 05-AR11, Class A1B3, 0.61s, 2045	1,908,826	1,641,590
FRB Ser. 05-AR8, Class 2AC3, 0.6s, 2045	590,291	498,796
FRB Ser. 05-AR2, Class 2A1B, 0.58s, 2045	1,278,054	1,124,687
FRB Ser. 05-AR8, Class 2AB3, 0.57s, 2045	802,476	714,204
FRB Ser. 05-AR1, Class A3, 0.57s, 2045	654,675	572,841
FRB Ser. 05-AR15, Class A1A2, 0.49s, 2045	2,865,415	2,449,930
FRB Ser. 05-AR6, Class 2AB3, 0.48s, 2045	558,798	491,742

Wells Fargo Mortgage Backed Securities Trust
Ser. 07-11, Class A1, 6s, 2037	522,788	507,104
Ser. 07-11, Class A36, 6s, 2037	536,669	539,353
Ser. 06-8, Class A9, 6s, 2036	1,835,671	1,866,143
Ser. 07-12, Class A7, 5 1/2s, 2037	440,490	459,210
Ser. 06-3, Class A2, 5 1/2s, 2036	960,000	972,000
FRB Ser. 07-AR3, Class A2, 5.376s, 2037	491,623	443,687
FRB Ser. 06-AR1, Class 2A5, 5.35s, 2036	1,140,000	1,142,850
FRB Ser. 06-AR11, Class A6, 5.081s, 2036	1,029,066	949,314
FRB Ser. 05-AR16, Class 4A2, 2.651s, 2035	470,717	458,949
FRB Ser. 06-AR17, Class A1, 2.631s, 2036	990,118	871,304
FRB Ser. 06-AR2, Class 2A3, 2.627s, 2036	802,257	782,201
FRB Ser. 05-AR15, Class 1A8, 2.617s, 2035	1,860,000	1,785,600

		92,480,300

Total mortgage-backed securities (cost $185,662,892)		$194,145,038

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (31.9%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.8%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, November 20, 2038	$653,833	$732,932
3s, TBA, January 1, 2043	11,000,000	11,693,516

		12,426,448
U.S. Government Agency Mortgage Obligations (29.1%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 3s, TBA,
January 1, 2043	9,000,000	9,407,813

Federal National Mortgage Association
Pass-Through Certificates
5s, February 1, 2037	95,823	103,684
4 1/2s, August 1, 2039	316,228	341,168
3s, TBA, February 1, 2043	12,000,000	12,549,374
3s, TBA, January 1, 2043	103,000,000	107,948,831

		130,350,870
Total U.S. government and agency mortgage
obligations (cost $142,692,541)		$142,777,318

CORPORATE BONDS AND NOTES (31.8%)*	Principal amount	Value

Basic materials (1.8%)
Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022	$95,000	$98,800

Atkore International, Inc. company
guaranty sr. notes 9 7/8s, 2018	387,000	411,188

Boise Cascade LLC/Boise Cascade Finance Corp.
144A sr. unsec. notes 6 3/8s, 2020 (United Kingdom)	40,000	41,200

8 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (31.8%)* cont.		Principal amount	Value

Basic materials cont.
Celanese US Holdings, LLC company guaranty
sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)		$135,000	$141,750

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021
(Germany)		250,000	280,000

Edgen Murray Corp. 144A company
guaranty sr. notes 8 3/4s, 2020		130,000	131,300

Ferro Corp. sr. unsec. notes 7 7/8s, 2018		368,000	332,120

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 8 1/4s, 2019 (Australia)		140,000	149,100

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 7s, 2015 (Australia)		125,000	131,875

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 6 7/8s, 2018 (Australia)		247,000	253,793

FMG Resources August 2006 Pty, Ltd. 144A
sr. unsec. notes 6 7/8s, 2022 (Australia)		145,000	148,625

Grohe Holding GmbH 144A company guaranty
sr. notes FRN 4.183s, 2017 (Germany)	EUR	418,000	555,822

HD Supply, Inc. company guaranty sr. unsec.
sub. notes 13 1/2s, 2015		$182,000	186,550

HD Supply, Inc. 144A company guaranty sr. unsec.
notes 11 1/2s, 2020		296,000	333,370

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty sr. notes 8 7/8s, 2018		180,000	184,950

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2021		387,000	442,148

Huntsman International, LLC 144A company
guaranty sr. unsec. unsub. notes 4 7/8s, 2020		135,000	136,519

IAMGOLD Corp. 144A company guaranty sr. unsec.
notes 6 3/4s, 2020 (Canada)		81,000	78,975

INEOS Finance PLC 144A company
guaranty sr. notes 7 1/2s, 2020 (United Kingdom)		70,000	73,675

INEOS Group Holdings, Ltd. company
guaranty sr. unsec. notes Ser. REGS, 7 7/8s,
2016 (Luxembourg)	EUR	231,000	302,799

LyondellBasell Industries NV sr. unsec.
notes 6s, 2021		$285,000	334,163

LyondellBasell Industries NV sr. unsec.
unsub. notes 5 3/4s, 2024		300,000	352,500

LyondellBasell Industries NV sr. unsec.
unsub. notes 5s, 2019		540,000	596,700

Momentive Performance Materials, Inc.
company guaranty notes 9 1/2s, 2021	EUR	175,000	168,645

Momentive Performance Materials, Inc. 144A
company guaranty sr. notes 10s, 2020		$26,000	25,610

MPM Escrow LLC/MPM Finance Escrow Corp.
144A sr. notes 8 7/8s, 2020		100,000	101,000

New Gold, Inc. 144A sr. unsec. notes 6 1/4s,
2022 (Canada)		70,000	72,450

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020		205,000	228,575

Nufarm Australia Ltd. 144A company
guaranty sr. notes 6 3/8s, 2019 (Australia)		95,000	99,988

Perstorp Holding AB 144A company
guaranty sr. notes 8 3/4s, 2017 (Sweden)		215,000	221,450

PQ Corp. 144A sr. notes 8 3/4s, 2018		170,000	178,500

Roofing Supply Group, LLC/Roofing Supply
Finance, Inc. 144A company guaranty sr. unsec.
notes 10s, 2020		170,000	190,400

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A
company guaranty sr. notes 9s, 2017		175,000	178,500

CORPORATE BONDS AND NOTES (31.8%)* cont.		Principal amount	Value

Basic materials cont.
Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020		$40,000	$43,200

SGL Carbon SE company guaranty sr. sub.
notes FRN Ser. EMTN, 1.442s, 2015 (Germany)	EUR	182,000	236,628

Steel Dynamics, Inc. 144A company
guaranty sr. unsec. notes 6 3/8s, 2022		$40,000	42,400

Steel Dynamics, Inc. 144A company
guaranty sr. unsec. notes 6 1/8s, 2019		55,000	58,300

Tronox Finance, LLC 144A company
guaranty sr. unsec. notes 6 3/8s, 2020		270,000	272,700

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty sr. notes 8 3/4s, 2019		44,000	16,720

			7,832,988
Capital goods (1.7%)
ADS Waste Holdings, Inc. 144A sr. notes
8 1/4s, 2020		40,000	42,000

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019		453,000	494,903

ARD Finance SA sr. notes Ser. REGS, 11 1/8s,
2018 (Luxembourg) ‡‡	EUR	111,433	153,792

ARD Finance SA 144A sr. notes 11 1/8s, 2018
(Luxembourg) ‡‡	EUR	118,080	162,965

Ardagh Packaging Finance PLC sr. notes Ser.
REGS, 7 3/8s, 2017 (Ireland)	EUR	190,000	273,836

B/E Aerospace, Inc. sr. unsec.
unsub. notes 6 7/8s, 2020		$398,000	442,775

B/E Aerospace, Inc. sr. unsec.
unsub. notes 5 1/4s, 2022		180,000	190,800

Ball Corp. company guaranty sr. unsec.
notes 5s, 2022		46,000	49,220

Berry Plastics Corp. company
guaranty notes 9 1/2s, 2018		116,000	127,600

Berry Plastics Corp. company
guaranty unsub. notes 9 3/4s, 2021		33,000	38,033

Berry Plastics Holding Corp. company
guaranty sr. unsec. sub. notes 10 1/4s, 2016		230,000	236,613

BOE Merger Corp. 144A sr. unsec. notes
9 1/2s, 2017 ‡‡		90,000	90,000

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020		222,000	251,138

Consolidated Container Co. LLC/Consolidated
Container Capital, Inc. 144A company
guaranty sr. unsec. notes 10 1/8s, 2020		69,000	73,830

Crown Euro Holdings SA 144A sr. notes
7 1/8s, 2018 (France)	EUR	60,000	87,003

Exide Technologies sr. notes 8 5/8s, 2018		$25,000	21,188

GrafTech International, Ltd. 144A company
guaranty sr. unsec. notes 6 3/8s, 2020		50,000	51,813

Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017		405,000	444,488

Legrand SA unsec. unsub. debs. 8 1/2s,
2025 (France)		469,000	619,318

Manitowoc Co., Inc. (The) company
guaranty sr. unsec. notes 5 7/8s, 2022		65,000	65,406

Mueller Water Products, Inc. company
guaranty sr. unsec. unsub. notes 8 3/4s, 2020		30,000	34,200

Pittsburgh Glass Works, LLC 144A
sr. notes 8 1/2s, 2016		402,000	369,840

Polypore International, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2017		155,000	168,950

Rexam PLC unsec. sub. bonds FRB 6 3/4s, 2067
(United Kingdom)	EUR	210,000	290,320

Putnam VT Diversified Income Fund 9

CORPORATE BONDS AND NOTES (31.8%)* cont.		Principal amount	Value

Capital goods cont.
Rexel SA company guaranty sr. unsec.
notes 8 1/4s, 2016 (France)	EUR	324,000	$467,796

Reynolds Group Issuer, Inc. company
guaranty sr. notes 7 7/8s, 2019		$100,000	111,250

Reynolds Group Issuer, Inc. company
guaranty sr. notes 7 1/8s, 2019		185,000	198,875

Reynolds Group Issuer, Inc. company
guaranty sr. unsec. unsub. notes 9 7/8s, 2019		200,000	215,000

Reynolds Group Issuer, Inc. company
guaranty sr. unsec. unsub. notes 9s, 2019		110,000	114,400

Reynolds Group Issuer, Inc. 144A company
guaranty sr. notes 5 3/4s, 2020		130,000	134,225

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2018		200,000	217,000

Tenneco, Inc. company
guaranty sr. unsub. notes 6 7/8s, 2020		195,000	212,306

Terex Corp. company guaranty sr. unsec.
unsub. notes 6s, 2021		270,000	283,500

Thermadyne Holdings Corp. company
guaranty sr. notes 9s, 2017		420,000	447,300

Thermon Industries, Inc. company
guaranty sr. notes 9 1/2s, 2017		138,000	153,180

TransDigm, Inc. company guaranty unsec.
sub. notes 7 3/4s, 2018		291,000	321,919

			7,656,782
Communication services (4.4%)
AMC Networks, Inc. company guaranty sr. unsec.
unsub. notes 4 3/4s, 2022		60,000	60,225

Bresnan Broadband Holdings, LLC 144A company
guaranty sr. unsec. unsub. notes 8s, 2018		90,000	97,650

Cablevision Systems Corp. sr. unsec.
unsub. notes 8 5/8s, 2017		117,000	136,451

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020		66,000	74,333

Cablevision Systems Corp. sr. unsec.
unsub. notes 7 3/4s, 2018		33,000	36,713

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2018		262,000	281,978

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021		162,000	174,758

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. unsub. notes 5 1/8s, 2023		85,000	85,000

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsub. notes 7s, 2019		228,000	246,240

Cequel Communications Escrow Capital Corp. 144A
sr. unsec. notes 6 3/8s, 2020		50,000	52,063

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 3/4s, 2018		168,000	173,460

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2017		100,000	107,750

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company
guaranty sr. notes 12s, 2015		469,000	504,175

Cricket Communications, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2020		326,000	332,520

Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016		660,000	698,775

Crown Castle International Corp. sr. unsec.
notes 7 1/8s, 2019		90,000	99,450

Crown Castle International Corp. 144A sr. unsec.
notes 5 1/4s, 2023		170,000	181,900

CORPORATE BONDS AND NOTES (31.8%)* cont.		Principal amount	Value

Communication services cont.
Digicel, Ltd. 144A sr. unsec. notes 8 1/4s,
2017 (Jamaica)		$443,000	$474,010

DISH DBS Corp. company guaranty 7 1/8s, 2016		171,000	191,520

DISH DBS Corp. company guaranty 6 5/8s, 2014		715,000	768,625

DISH DBS Corp. company guaranty sr. unsec.
notes 6 3/4s, 2021		259,000	295,260

Equinix, Inc. sr. unsec. notes 7s, 2021		175,000	194,250

Frontier Communications Corp. sr. unsec.
notes 9 1/4s, 2021		80,000	93,800

Frontier Communications Corp. sr. unsec.
notes 8 1/4s, 2017		250,000	288,750

Frontier Communications Corp. sr. unsec.
notes 8 1/8s, 2018		787,000	905,050

Hughes Satellite Systems Corp. company
guaranty sr. notes 6 1/2s, 2019		277,000	305,393

Hughes Satellite Systems Corp. company
guaranty sr. unsec. notes 7 5/8s, 2021		337,000	383,338

Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017 (United Kingdom)		500,000	537,500

Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		189,000	208,373

Intelsat Jackson Holdings SA 144A sr. unsec.
notes 6 5/8s, 2022 (Bermuda)		105,000	108,413

Intelsat Luxembourg SA company guaranty sr.
unsec. notes 11 1/2s, 2017 (Luxembourg) ‡‡		1,487,937	1,580,933

Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/4s, 2017
(Luxembourg)		349,000	369,068

Kabel Deutschland GmbH 144A sr. bonds
6 1/2s, 2018 (Germany)	EUR	140,000	200,258

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 9 3/8s, 2019		$169,000	188,858

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 8 5/8s, 2020		184,000	204,240

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2019		50,000	54,500

Level 3 Financing, Inc. 144A company
guaranty sr. unsec. unsub. notes 7s, 2020		26,000	27,170

Mediacom, LLC/Mediacom Capital Corp. sr. unsec.
notes 9 1/8s, 2019		71,000	78,633

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2018		553,000	599,314

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016		500,000	465,000

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 8 7/8s, 2019		16,000	12,720

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 7 5/8s, 2021		69,000	51,578

PAETEC Holding Corp. company
guaranty sr. notes 8 7/8s, 2017		364,000	390,390

PAETEC Holding Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018		215,000	246,175

Phones4U Finance PLC 144A sr. notes 9 1/2s,
2018 (United Kingdom)	GBP	240,000	407,412

Qwest Corp. sr. unsec. notes 7 1/2s, 2014		$55,000	60,197

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		148,000	171,491

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2019		78,000	87,165

SBA Telecommunications, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 3/4s, 2020		70,000	74,375

Sprint Capital Corp. company guaranty 8 3/4s, 2032		42,000	51,345

10 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (31.8%)* cont.		Principal amount	Value

Communication services cont.
Sprint Capital Corp. company guaranty
6 7/8s, 2028		$57,000	$59,280

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		922,000	1,071,825

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		174,000	189,225

Sprint Nextel Corp. sr. unsec.
unsub. notes 9 1/8s, 2017		210,000	247,275

Sprint Nextel Corp. sr. unsec. unsub. notes
7s, 2020		156,000	170,430

Sprint Nextel Corp. 144A company
guaranty sr. unsec. notes 9s, 2018		531,000	655,785

Sunrise Communications International
SA 144A company guaranty sr. notes 7s,
2017 (Luxembourg)	EUR	100,000	142,862

Telenet Finance V Luxembourg SCA 144A
bonds 6 3/4s, 2024 (Luxembourg)	EUR	100,000	141,792

Telenet Finance V Luxembourg SCA 144A
bonds 6 1/4s, 2022 (Luxembourg)		$110,000	155,302

TW Telecom Holdings, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2022		65,000	68,088

Unitymedia GmbH company
guaranty sr. notes Ser. REGS, 9 5/8s, 2019
(Germany)	EUR	400,000	592,352

Unitymedia Hessen GmbH & Co. KG/
Unitymedia NRW GmbH sr. notes 7 1/2s,
2019 (Germany)		$175,000	253,513

Unitymedia Hessen GmbH & Co. KG/
Unitymedia NRW GmbH 144A company
guaranty sr. notes 8 1/8s, 2017 (Germany)	EUR	276,000	393,393

UPC Holdings BV bonds 8 3/8s, 2020
(Netherlands)	EUR	421,000	621,111

Virgin Media Finance PLC company
guaranty sr. unsec. bonds 8 7/8s, 2019
(United Kingdom)	GBP	50,000	92,075

Wind Acquisition Finance SA 144A company
guaranty sr. notes 7 3/8s, 2018 (Luxembourg)	EUR	445,000	584,876

Windstream Corp. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2018		$80,000	87,400

Windstream Corp. company guaranty sr.
unsec. unsub. notes 7 7/8s, 2017		363,000	408,375

Windstream Corp. company guaranty sr.
unsec. unsub. notes 7 3/4s, 2021		149,000	160,920

			19,514,424
Consumer cyclicals (5.0%)
Academy, Ltd./Academy Finance Corp. 144A
company guaranty sr. unsec. notes 9 1/4s, 2019		35,000	38,850

Affinion Group Holdings, Inc. company
guaranty sr. unsec. notes 11 5/8s, 2015		50,000	32,250

Affinion Group, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018		566,000	431,575

Affinion Group, Inc. company guaranty sr. unsec.
sub. notes 11 1/2s, 2015		300,000	243,750

AMC Entertainment, Inc. company
guaranty sr. sub. notes 9 3/4s, 2020		212,000	244,860

American Casino & Entertainment Properties LLC
sr. notes 11s, 2014		297,000	305,168

ARAMARK Holdings Corp. 144A sr. unsec.
notes 8 5/8s, 2016 ‡‡		97,000	99,305

Ashtead Capital, Inc. 144A company
guaranty sr. notes 6 1/2s, 2022		105,000	113,400

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018		360,000	406,800

CORPORATE BONDS AND NOTES (31.8%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2020		$70,000	$75,075

Beazer Homes USA, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2015		98,000	98,245

Bon-Ton Department Stores, Inc. (The) 144A
company guaranty sr. notes 10 5/8s, 2017		325,000	316,063

Building Materials Corp. 144A company
guaranty sr. notes 7 1/2s, 2020		140,000	154,525

Building Materials Corp. 144A sr. notes 7s, 2020		255,000	277,950

Building Materials Corp. 144A sr. notes 6 7/8s, 2018		105,000	113,400

Building Materials Corp. 144A sr. notes 6 3/4s, 2021		150,000	165,750

Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 10s, 2019		185,000	199,800

Caesars Entertainment Operating Co., Inc. company
guaranty sr. notes 10s, 2018		334,000	221,275

Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017		321,000	343,871

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 9 1/8s, 2018		100,000	112,500

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018		195,000	185,250

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2022		100,000	110,750

Chrysler Group, LLC/CG Co-Issuer, Inc. company
guaranty notes 8 1/4s, 2021		410,000	451,000

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021		60,000	66,300

CityCenter Holdings LLC/CityCenter Finance Corp.
company guaranty 10 3/4s, 2017 ‡‡		434,410	471,335

Clear Channel Communications, Inc. company
guaranty sr. notes 9s, 2021		180,000	160,650

Clear Channel Communications, Inc. 144A company
guaranty sr. notes 9s, 2019		138,000	126,270

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2020		252,000	253,890

Cumulus Media Holdings, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019		349,000	342,893

FelCor Lodging LP company guaranty sr.
notes 10s, 2014 R		189,000	218,295

FelCor Lodging LP company
guaranty sr. notes 6 3/4s, 2019 R		405,000	430,313

FelCor Lodging LP 144A sr. notes 5 5/8s, 2023 R		60,000	59,700

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018		520,000	573,787

Gray Television, Inc. 144A company
guaranty sr. unsec. notes 7 1/2s, 2020		160,000	163,600

Great Canadian Gaming Corp. 144A company
guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	335,000	347,757

Grupo Televisa, S.A.B sr. unsec. notes 6s,
2018 (Mexico)		$130,000	153,459

Hanesbrands, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2020		241,000	265,100

Hanesbrands, Inc. sr. unsec. notes 8s, 2016		115,000	126,213

Host Hotels & Resorts LP company
guaranty sr. unsec. unsub. notes 4 3/4s, 2023 R		70,000	74,550

Interactive Data Corp. company
guaranty sr. unsec. notes 10 1/4s, 2018		334,000	375,750

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2020		165,000	179,850

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019		475,000	511,813

Putnam VT Diversified Income Fund 11

CORPORATE BONDS AND NOTES (31.8%)* cont.		Principal amount	Value

Consumer cyclicals cont.
ISS Holdings A/S sr. sub. notes Ser. REGS,
8 7/8s, 2016 (Denmark)	EUR	338,000	$462,205

Jarden Corp. company guaranty sr. unsec.
sub. notes Ser. 1, 7 1/2s, 2020	EUR	50,000	71,927

Jeld-Wen Escrow Corp. 144A sr. notes
12 1/4s, 2017		$403,000	465,465

Jo-Ann Stores Holdings, Inc. 144A
sr. notes 9 3/4s, 2019 ‡‡		95,000	95,831

K Hovnanian Enterprises, Inc. 144A company
guaranty notes 9 1/8s, 2020		65,000	69,875

K Hovnanian Enterprises, Inc. 144A
sr. notes 7 1/4s, 2020		145,000	157,144

Lamar Media Corp. company
guaranty sr. notes 9 3/4s, 2014		120,000	131,400

Lamar Media Corp. company
guaranty sr. sub. notes 5 7/8s, 2022		70,000	75,950

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2023		255,000	263,925

Lennar Corp. 144A company guaranty sr. unsec.
notes 4 3/4s, 2022		90,000	88,200

Limited Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021		210,000	241,500

Limited Brands, Inc. sr. notes 5 5/8s, 2022		105,000	114,713

Lottomatica Group SpA sub. notes FRN Ser.
REGS, 8 1/4s, 2066 (Italy)	EUR	455,000	629,658

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5.9s, 2016		$115,000	135,138

Mashantucket Western Pequot Tribe 144A
bonds Ser. A, 8 1/2s, 2015 (In default) †		320,000	19,200

Masonite International Corp., 144A company
guaranty sr. notes 8 1/4s, 2021 (Canada)		156,000	166,920

MGM Resorts International company
guaranty sr. unsec. notes 6 7/8s, 2016		85,000	89,888

MGM Resorts International company
guaranty sr. unsec. unsub. notes 7 3/4s, 2022		140,000	149,100

MGM Resorts International company
guaranty sr. unsec. unsub. notes 6 5/8s, 2021		50,000	49,875

MGM Resorts International 144A company
guaranty sr. unsec. notes 6 3/4s, 2020		155,000	158,294

Michaels Stores, Inc. company guaranty
11 3/8s, 2016		190,000	198,550

MTR Gaming Group, Inc. company
guaranty notes 11 1/2s, 2019 ‡‡		691,867	733,379

Navistar International Corp. sr. notes 8 1/4s, 2021		319,000	307,835

Needle Merger Sub Corp. 144A sr. unsec.
notes 8 1/8s, 2019		300,000	305,250

New Academy Finance Co., LLC/New Academy
Finance Corp. 144A sr. unsec. notes 8s, 2018 ‡‡		50,000	50,750

Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty sr. unsec. notes 7 3/4s, 2018 (Netherlands)		38,000	42,465

Nielsen Finance, LLC/Nielsen Finance Co. 144A
sr. unsec. notes 4 1/2s, 2020 (Netherlands)		122,000	121,390

Nortek, Inc. company guaranty sr. unsec.
notes 10s, 2018		380,000	422,750

Nortek, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2021		149,000	165,390

Owens Corning company guaranty sr. unsec.
notes 9s, 2019		123,000	154,058

Penn National Gaming, Inc. sr. unsec.
sub. notes 8 3/4s, 2019		60,000	68,400

CORPORATE BONDS AND NOTES (31.8%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Penske Automotive Group, Inc. 144A company
guaranty sr. sub. notes 5 3/4s, 2022		$200,000	$206,000

PETCO Animal Supplies, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018		140,000	155,225

Petco Holdings, Inc. 144A sr. notes 8 1/2s, 2017 ‡‡		90,000	92,925

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2017		65,000	69,794

Polish Television Holding BV
sr. notes stepped-coupon Ser. REGS, 11 1/4s
(13s, 11/15/14), 2017 (Netherlands) ††	EUR	450,000	646,480

QVC Inc. 144A sr. notes 7 1/2s, 2019		$175,000	193,081

Realogy Corp. 144A company
guaranty sr. notes 7 7/8s, 2019		70,000	76,300

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 9 1/2s, 2019		75,000	81,375

Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016		211,000	224,715

Sabre, Inc. 144A sr. notes 8 1/2s, 2019		226,000	240,125

Schaeffler Finance BV 144A company
guaranty sr. notes 8 3/4s, 2019 (Germany)	EUR	355,000	541,213

Scotts Miracle-Gro Co. (The) company
guaranty sr. unsec. unsub. notes 6 5/8s, 2020		$97,000	106,458

Sealy Mattress Co. 144A company
guaranty sr. notes 10 7/8s, 2016		111,000	117,660

Sinclair Television Group, Inc. 144A
sr. notes 6 1/8s, 2022		90,000	95,513

Sirius XM Radio, Inc. 144A sr. unsec.
notes 5 1/4s, 2022		25,000	25,313

Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 5 1/4s, 2021		160,000	160,000

Spectrum Brands Escrow Corp. 144A sr. unsec.
notes 6 5/8s, 2022		15,000	16,200

Spectrum Brands Escrow Corp. 144A sr. unsec.
notes 6 3/8s, 2020		15,000	15,938

Spectrum Brands Holdings, Inc. company
guaranty sr. notes 9 1/2s, 2018		502,000	569,770

Spectrum Brands Holdings, Inc. 144A
sr. notes 6 3/4s, 2020		145,000	155,150

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016		42,000	45,045

Tempur-Pedic International, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 7/8s, 2020		35,000	36,006

Toys R Us Property Co., LLC company
guaranty sr. notes 8 1/2s, 2017		240,000	254,400

Toys R Us Property Co., LLC company
guaranty sr. unsec. notes 10 3/4s, 2017		311,000	335,103

Travelport, LLC company guaranty sr. unsec.
sub. notes 11 7/8s, 2016		176,000	81,400

Travelport, LLC company guaranty sr. unsec.
unsub. notes 9 7/8s, 2014		34,000	29,963

Travelport, LLC 144A sr. notes Ser. B, 6.306s, 2016 ‡‡		60,979	50,003

Travelport, LLC/Travelport, Inc. company
guaranty sr. unsec. notes 9s, 2016		164,000	127,100

TRW Automotive, Inc. 144A company
guaranty sr. notes 7 1/4s, 2017		340,000	391,425

Univision Communications, Inc. 144A
sr. notes 7 7/8s, 2020		8,000	8,660

Univision Communications, Inc. 144A
sr. notes 6 7/8s, 2019		265,000	275,600

XM Satellite Radio, Inc. 144A sr. unsec.
notes 7 5/8s, 2018		473,000	527,395

12 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (31.8%)* cont.		Principal amount	Value

Consumer cyclicals cont.
YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec.
notes 10 1/4s, 2016 ‡‡		$180,000	$185,868

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		452,000	488,160

			22,474,725
Consumer staples (1.9%)
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. notes 9 3/4s, 2015	BRL	1,400,000	733,860

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 9 5/8s, 2018		$165,000	183,975

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 8 1/4s, 2019		65,000	71,825

Burger King Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018		256,000	293,120

CKE Holdings, Inc. 144A sr. unsec. notes
10 1/2s, 2016 ‡‡		153,239	163,583

Claire’s Stores, Inc. company
guaranty sr. notes 8 7/8s, 2019		164,000	154,980

Claire’s Stores, Inc. 144A sr. notes 9s, 2019		390,000	419,250

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016		250,000	288,750

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 6s, 2022		115,000	131,675

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 4 5/8s, 2023		55,000	57,475

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017		354,000	376,125

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 7s, 2016		167,000	183,283

DineEquity, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018		160,000	181,800

Dole Food Co. 144A sr. notes 8s, 2016		123,000	127,920

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021		225,000	251,438

Enterprise Inns PLC sr. unsub. mtge.
notes 6 1/2s, 2018 (United Kingdom)	GBP	200,000	314,734

HDTFS, Inc. 144A company
guaranty sr. notes 6 1/4s, 2022		$40,000	42,600

HDTFS, Inc. 144A company
guaranty sr. notes 5 7/8s, 2020		40,000	41,800

Hertz Corp. (The) company guaranty sr. unsec.
notes 7 1/2s, 2018		95,000	104,975

Hertz Holdings Netherlands BV 144A
sr. bonds 8 1/2s, 2015 (Netherlands)	EUR	215,000	305,573

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 8 1/4s, 2020		$83,000	87,980

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021		460,000	464,600

Landry’s Holdings II, Inc. 144A sr. unsec.
notes 10 1/4s, 2018		130,000	129,350

Libbey Glass, Inc. company
guaranty sr. notes 6 7/8s, 2020		154,000	166,320

Post Holdings, Inc. 144A sr. unsec. notes
7 3/8s, 2022		115,000	125,997

Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		295,000	327,081

Rite Aid Corp. company guaranty sr. notes
7 1/2s, 2017		365,000	375,038

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2017		300,000	313,125

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/4s, 2020		300,000	319,500

CORPORATE BONDS AND NOTES (31.8%)* cont.		Principal amount	Value

Consumer staples cont.
Rite Aid Corp. company
guaranty sr. unsub. notes 8s, 2020		$75,000	$85,688

Smithfield Foods, Inc. sr. unsec.
unsub. notes 6 5/8s, 2022		190,000	209,950

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2019		770,000	877,800

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2023		50,000	52,875

West Corp. company guaranty sr. unsec.
notes 8 5/8s, 2018		80,000	83,800

West Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019		265,000	274,275

Wok Acquisition Corp. 144A sr. unsec.
notes 10 1/4s, 2020		65,000	69,388

			8,391,508
Energy (6.5%)
Access Midstream Partners, LP/ACMP Finance Corp.
company guaranty sr. unsec. notes 5 7/8s, 2021		182,000	193,375

Access Midstream Partners, LP/ACMP Finance
Corp. company guaranty sr. unsec. unsub.
notes 6 1/8s, 2022		80,000	86,200

Access Midstream Partners, LP/ACMP Finance
Corp. company guaranty sr. unsec. unsub.
notes 4 7/8s, 2023		185,000	188,238

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6 1/4s, 2021		165,000	151,388

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6s, 2019		182,000	168,805

AmeriGas Finance, LLC/AmeriGas Finance Corp.
company guaranty sr. unsec. notes 7s, 2022		185,000	206,044

Anadarko Petroleum Corp. sr. notes 5.95s, 2016		397,000	456,728

Arch Coal, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2020		66,000	61,215

Arch Coal, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2019		217,000	201,810

Atlas Pipeline Partners LP/Atlas Pipeline
Finance Corp. 144A company
guaranty sr. notes 6 5/8s, 2020		80,000	82,800

Atwood Oceanics, Inc. sr. unsec.
unsub. notes 6 1/2s, 2020		65,000	69,875

Aurora USA Oil & Gas Inc., 144A sr. notes
9 7/8s, 2017		200,000	214,000

Carrizo Oil & Gas, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2018		404,000	436,320

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 9 7/8s, 2020		195,000	221,813

Chesapeake Energy Corp. company
guaranty sr. unsec. bonds 6 1/4s, 2017	EUR	55,000	77,104

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 9 1/2s, 2015		$675,000	762,750

Chesapeake Energy Corp. company
guaranty sr. unsec. unsub. notes 6.775s, 2019		52,000	52,260

Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2022		300,000	329,250

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023		65,000	68,413

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022		116,000	122,380

Connacher Oil and Gas, Ltd. 144A notes
8 3/4s, 2018 (Canada)	CAD	295,000	201,494

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s,
2019 (Canada)		$114,000	77,520

Putnam VT Diversified Income Fund 13

CORPORATE BONDS AND NOTES (31.8%)* cont.	Principal amount		Value

Energy cont.
CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2020		$173,000	$187,273

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8s, 2017		982,000	1,063,015

Continental Resources, Inc. company
guaranty sr. unsec. notes 5s, 2022		440,000	474,100

Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018		505,000	545,400

Crosstex Energy LP/Crosstex Energy Finance Corp.
144A company guaranty sr. unsec. notes 7 1/8s, 2022		85,000	88,613

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 8 1/4s, 2020		240,000	270,600

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021		43,000	47,300

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018		526,000	510,220

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes 6 1/2s, 2021		140,000	138,600

Forbes Energy Services Ltd. company
guaranty sr. unsec. notes 9s, 2019		200,000	178,000

FTS International Services, LLC/FTS International
Bonds, Inc. 144A company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018		182,000	187,915

Gaz Capital SA sr. unsec. notes Ser. REGS,
7.288s, 2037 (Russia)		335,000	431,252

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
notes 7.288s, 2037 (Russia)		240,000	312,552

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 9 1/4s, 2019 (Russia)		690,000	911,380

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 8.146s, 2018 (Russia)		149,000	183,571

Gazprom Via OAO White Nights Finance BV
notes 10 1/2s, 2014 (Russia)		500,000	548,635

Goodrich Petroleum Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2019		267,000	254,985

Gulfport Energy Corp. 144A company
guaranty sr. unsec. notes 7 3/4s, 2020		226,000	232,215

Halcon Resources Corp. 144A sr. unsec.
notes 8 7/8s, 2021		230,000	243,800

Hercules Offshore, Inc. 144A company
guaranty sr. notes 7 1/8s, 2017		20,000	20,950

Hiland Partners LP/Hiland Partners
Finance Corp. 144A company
guaranty sr. notes 7 1/4s, 2020		105,000	112,350

Infinis PLC 144A sr. notes 9 1/8s, 2014
(United Kingdom)	GBP	127,000	208,797

Key Energy Services, Inc. company guaranty
unsec. unsub. notes 6 3/4s, 2021		$103,000	103,000

Key Energy Services, Inc. 144A company
guaranty sr. unsec. notes 6 3/4s, 2021		55,000	54,725

Kodiak Oil & Gas Corp. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2019		70,000	77,175

Laredo Petroleum, Inc. company
guaranty sr. unsec. notes 7 3/8s, 2022		85,000	92,225

Laredo Petroleum, Inc. company
guaranty sr. unsec. unsub. notes 9 1/2s, 2019		253,000	282,728

Lone Pine Resources Canada, Ltd. company
guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)		104,000	97,760

Lukoil International Finance BV 144A
company guaranty sr. unsec. unsub. bonds
6.656s, 2022 (Russia)		430,000	523,525

CORPORATE BONDS AND NOTES (31.8%)* cont.	Principal amount	Value

Energy cont.
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2021 (Canada)	$329,000	$346,273

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 3/8s, 2023 (Canada)	141,000	147,345

Milagro Oil & Gas, Inc. company
guaranty notes 10 1/2s, 2016	300,000	222,000

National JSC Naftogaz of Ukraine govt.
guaranty unsec. notes 9 1/2s, 2014 (Ukraine)	335,000	344,018

Newfield Exploration Co. sr. unsec. notes
5 3/4s, 2022	100,000	110,250

Northern Oil and Gas, Inc. company
guaranty sr. unsec. notes 8s, 2020	215,000	219,300

Oasis Petroleum, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2023	140,000	150,150

Offshore Group Investment, Ltd. company
guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)	185,000	201,650

Offshore Group Investment, Ltd. 144A company
guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)	250,000	252,500

Peabody Energy Corp. company guaranty sr. unsec.
notes 7 3/8s, 2016	315,000	360,675

Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	26,000	27,885

Pemex Project Funding Master Trust company
guaranty sr. unsec. unsub. bonds 6 5/8s, 2035
(Mexico)	380,000	482,600

Pemex Project Funding Master Trust company
guaranty unsec. unsub. notes 6 5/8s, 2038
(Mexico)	75,000	95,063

Pertamina Persero PT 144A sr. unsec.
notes 4 7/8s, 2022 (Indonesia)	200,000	218,500

PetroBakken Energy, Ltd. 144A sr. unsec.
notes 8 5/8s, 2020 (Canada)	404,000	410,060

Petrobras International Finance Co. company
guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)	450,000	559,436

Petrobras International Finance Co. company
guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)	202,000	257,015

Petrohawk Energy Corp. company
guaranty sr. unsec. notes 10 1/2s, 2014	95,000	101,175

Petroleos de Venezuela SA company
guaranty sr. unsec. notes 5 1/4s, 2017
(Venezuela)	3,930,000	3,380,103

Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5 3/8s, 2027
(Venezuela)	265,000	183,290

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)	830,000	788,674

Petroleos de Venezuela SA sr. unsec.
sub. bonds 5s, 2015 (Venezuela)	1,605,000	1,461,449

Petroleos de Venezuela SA 144A company
guaranty sr. notes 8 1/2s, 2017 (Venezuela)	790,000	780,125

Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 8s, 2013 (Venezuela)	425,000	429,250

Petroleos Mexicanos company guaranty unsec.
unsub. notes 8s, 2019 (Mexico)	680,000	889,100

Plains Exploration & Production Co. company
guaranty sr. unsec. notes 6 5/8s, 2021	185,000	203,731

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	250,000	246,875

Range Resources Corp. company
guaranty sr. sub. notes 6 3/4s, 2020	210,000	227,850

Range Resources Corp. company guaranty sr. unsec.
sub. notes 5s, 2022	100,000	104,500

14 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (31.8%)* cont.	Principal amount	Value

Energy cont.
Rosetta Resources, Inc. company
guaranty sr. unsec. notes 9 1/2s, 2018	$173,000	$192,030

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020	95,000	96,663

Samson Investment Co. 144A sr. unsec.
notes 9 3/4s, 2020	535,000	565,763

SandRidge Energy, Inc. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2021	7,000	7,490

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	795,000	842,700

Shelf Drilling Holdings Ltd. 144A
sr. notes 8 5/8s, 2018	210,000	215,250

SM Energy Co. sr. unsec. notes 6 5/8s, 2019	115,000	121,325

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023	45,000	48,150

Suburban Propane Partners LP/Suburban Energy
Finance Corp. sr. unsec. notes 7 3/8s, 2021	179,000	194,663

Unit Corp. company
guaranty sr. sub. notes 6 5/8s, 2021	80,000	81,800

Unit Corp. 144A company
guaranty sr. sub. notes 6 5/8s, 2021	140,000	143,675

Williams Cos., Inc. (The) notes 7 3/4s, 2031	69,000	88,036

Williams Cos., Inc. (The) sr. unsec.
notes 7 7/8s, 2021	102,000	131,412

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017	240,000	254,400

		28,996,642
Financials (4.8%)
ACE Cash Express, Inc. 144A sr. notes 11s, 2019	152,000	143,260

Air Lease Corp. sr. unsec. notes 5 5/8s, 2017	215,000	227,900

Ally Financial, Inc. company
guaranty sr. notes 6 1/4s, 2017	195,000	215,907

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015	405,000	451,069

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	790,000	953,925

American International Group, Inc. jr.
sub. bonds FRB 8.175s, 2058	185,000	240,963

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s,
2023 (Brazil)	240,000	264,000

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s,
2022 (Brazil)	1,055,000	1,153,991

Brookfield Residential Properties, Inc. 144A
company guaranty sr. unsec. notes 6 1/2s, 2020
(Canada)	200,000	205,000

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2020	82,000	89,688

CIT Group, Inc. sr. unsec. notes 5s, 2022	215,000	229,258

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020	175,000	191,188

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2017	140,000	148,400

CIT Group, Inc. 144A company
guaranty notes 6 5/8s, 2018	275,000	310,750

CIT Group, Inc. 144A company
guaranty notes 5 1/2s, 2019	215,000	234,350

Community Choice Financial, Inc. company
guaranty sr. notes 10 3/4s, 2019	230,000	221,375

Dresdner Funding Trust I jr. unsec.
sub. notes 8.151s, 2031	250,000	245,125

Dresdner Funding Trust I 144A bonds 8.151s, 2031	336,000	329,448

E*Trade Financial Corp. sr. unsec.
unsub. notes 6 3/8s, 2019	215,000	220,375

HBOS Capital Funding LP 144A bank guaranty jr.
unsec. sub. FRB 6.071s, perpetual maturity
(Jersey)	233,000	202,710

CORPORATE BONDS AND NOTES (31.8%)* cont.	Principal amount		Value

Financials cont.
HSBC Capital Funding LP/Jersey bank
guaranty jr. unsec. sub. bonds FRB 5.13s,
perpetual maturity (Jersey)	EUR	208,000	$272,897

Hub International Ltd. 144A company
guaranty sr. notes 8 1/8s, 2018		$85,000	87,338

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 8s, 2018		525,000	563,719

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019		70,000	75,075

International Lease Finance Corp. sr. unsec.
unsub. notes 5 7/8s, 2022		255,000	270,300

International Lease Finance Corp. sr. unsec.
unsub. notes 4 7/8s, 2015		99,000	102,713

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018 R		145,000	148,625

Liberty Mutual Insurance Co. 144A notes
7.697s, 2097		375,000	383,354

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R		102,000	110,670

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. unsub. notes
6 3/8s, 2022 R		145,000	153,338

National Money Mart Co. company guaranty
sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)		103,000	113,815

Nuveen Investments, Inc. 144A sr. unsec.
notes 9 1/2s, 2020		55,000	54,725

Nuveen Investments, Inc. 144A sr. unsec.
notes 9 1/8s, 2017		130,000	127,725

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016		140,000	163,450

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		165,000	183,150

RBS Capital Trust III bank guaranty jr. unsec.
sub. notes 5.512s, perpetual maturity
(United Kingdom)		300,000	235,500

Royal Bank of Scotland PLC (The) jr.
sub. notes FRN Ser. MTN, 7.64s, 2049
(United Kingdom)		300,000	268,373

Russian Agricultural Bank OJSC Via RSHB Capital
SA 144A notes 7 1/8s, 2014 (Russia)		1,295,000	1,361,913

Russian Agricultural Bank OJSC Via RSHB Capital
SA 144A sr. unsec. notes 5.298s, 2017 (Russia)		900,000	960,965

Sberbank of Russia Via SB Capital SA 144A
sr. notes 6 1/8s, 2022 (Luxembourg)		250,000	285,177

Sberbank of Russia Via SB Capital SA 144A
sr. notes 4.95s, 2017 (Luxembourg)		650,000	701,188

Springleaf Finance Corp. sr. unsec.
notes Ser. MTN, 6.9s, 2017		345,000	308,775

State Bank of India/London 144A sr. unsec.
notes 4 1/2s, 2015 (India)		215,000	225,522

UBS AG/Jersey Branch jr. unsec. sub. FRB
4.28s, perpetual maturity (Jersey)	EUR	133,000	167,104

UBS AG/Jersey Branch jr. unsec. sub. notes FRN
Ser. EMTN, 7.152s, perpetual maturity (Jersey)	EUR	200,000	287,089

Ukreximbank Via Biz Finance PLC sr. unsec.
unsub. bonds 8 3/8s, 2015 (United Kingdom)		$250,000	248,128

Vnesheconombank Via VEB Finance PLC 144A
bank guaranty, sr. unsec. unsub. bonds 6.8s,
2025 (Russia)		255,000	312,375

VTB Bank OJSC 144A jr. sub. notes FRN 9 1/2s,
2049 (Russia)		1,000,000	1,068,153

VTB Bank OJSC Via VTB Capital SA
sr. notes 6 1/4s, 2035 (Russia)		400,000	432,000

Putnam VT Diversified Income Fund 15

CORPORATE BONDS AND NOTES (31.8%)* cont.		Principal amount	Value

Financials cont.
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)		$2,648,000	$2,989,592

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 1/4s, 2035 (Russia)		2,498,000	2,697,840

			21,639,270
Health care (2.1%)
AmSurg Corp. 144A company guaranty sr. unsec.
unsub. notes 5 5/8s, 2020		165,000	171,600

Aviv Healthcare Properties LP company
guaranty sr. unsec. notes 7 3/4s, 2019		193,000	204,580

Bayer AG jr. unsec. sub. bonds FRB 5s,
2105 (Germany)	EUR	156,000	217,452

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020		$285,000	302,813

Capella Healthcare, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2017		225,000	241,313

Capsugel FinanceCo SCA 144A company
guaranty sr. unsec. notes 9 7/8s, 2019	EUR	260,000	385,461

CDRT Holding Corp. 144A sr. unsec. notes
9 1/4s, 2017 ‡‡		$260,000	266,500

CHS/Community Health Systems, Inc. company
guaranty sr. notes 5 1/8s, 2018		205,000	213,713

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. unsub. notes 8s, 2019		100,000	108,250

ConvaTec Healthcare E SA 144A sr. notes
7 3/8s, 2017 (Luxembourg)	EUR	100,000	142,512

ConvaTec Healthcare E SA 144A sr. unsec.
notes 10 1/2s, 2018 (Luxembourg)		$614,000	673,865

Emergency Medical Services Corp. company
guaranty sr. unsec. notes 8 1/8s, 2019		291,000	319,554

Endo Health Solutions, Inc. company
guaranty sr. unsec. notes 7s, 2019		170,000	181,263

Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. notes 5 5/8s, 2019		205,000	220,119

Fresenius US Finance II, Inc. 144A sr. unsec.
notes 9s, 2015		225,000	259,313

Grifols, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		254,000	279,718

HCA, Inc. sr. notes 6 1/2s, 2020		831,000	934,875

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		74,000	84,730

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		420,000	445,725

Hologic, Inc. 144A company guaranty sr. unsec.
notes 6 1/4s, 2020		60,000	64,650

IASIS Healthcare, LLC/IASIS Capital Corp. company
guaranty sr. unsec. notes 8 3/8s, 2019		410,000	387,450

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020		112,000	117,320

Jaguar Holding Co. I 144A sr. notes 9 3/8s, 2017 ‡‡		105,000	110,250

Kinetics Concepts/KCI USA 144A company
guaranty sr. unsec. notes 12 1/2s, 2019		160,000	152,200

Multiplan, Inc. 144A company
guaranty sr. notes 9 7/8s, 2018		205,000	228,575

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022 R		152,000	165,300

Rottapharm Ltd. 144A sr. unsec. notes 6 1/8s,
2019 (Ireland)		145,000	198,092

Service Corporation International sr. notes 7s, 2019		105,000	114,975

Sky Growth Acquisition Corp. 144A company
guaranty sr. unsec. notes 7 3/8s, 2020		192,000	191,040

Stewart Enterprises, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2019		280,000	299,600

Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017		335,000	350,913

CORPORATE BONDS AND NOTES (31.8%)* cont.	Principal amount	Value

Health care cont.
Surgical Care Affiliates, Inc. 144A sr. unsec.
notes 8 7/8s, 2015	$175,770	$177,967

Teleflex, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2019	215,000	232,200

Tenet Healthcare Corp. company
guaranty sr. notes 10s, 2018	120,000	136,500

Tenet Healthcare Corp. company
guaranty sr. notes 6 1/4s, 2018	255,000	280,500

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019	296,000	331,520

Valeant Pharmaceuticals International 144A
company guaranty sr. notes 7s, 2020	40,000	43,500

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 7/8s, 2018	100,000	107,750

Valeant Pharmaceuticals International 144A
sr. notes 6 3/4s, 2017	40,000	43,200

Vanguard Health Systems, Inc. sr. unsec.
notes zero %, 2016	9,000	6,750

VPI Escrow Corp. 144A sr. unsec. notes 6 3/8s,
2020 (Canada)	40,000	42,900

		9,436,508
Technology (1.2%)
Advanced Micro Devices, Inc. sr. unsec.
notes 7 3/4s, 2020	43,000	36,013

Avaya, Inc. company guaranty sr. unsec.
notes 9 3/4s, 2015	148,000	131,720

Avaya, Inc. 144A company guaranty sr.
notes 7s, 2019	318,000	297,330

Ceridian Corp. company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡	166,000	166,415

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	351,000	351,000

CyrusOne LP/CyrusOne Finance Corp. 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2022	55,000	57,338

Epicor Software Corp. company guaranty sr. unsec.
notes 8 5/8s, 2019	106,000	111,300

Fidelity National Information Services, Inc.
company guaranty sr. unsec. notes 7 7/8s, 2020	145,000	164,031

Fidelity National Information Services, Inc.
company guaranty sr. unsec. notes 7 5/8s, 2017	95,000	103,313

First Data Corp. company guaranty sr. unsec.
notes 12 5/8s, 2021	355,000	373,638

First Data Corp. company guaranty sr. unsec.
notes 10.55s, 2015	460,052	470,978

First Data Corp. company guaranty sr. unsec.
sub. notes 11 1/4s, 2016	117,000	114,660

First Data Corp. 144A company
guaranty notes 8 1/4s, 2021	279,000	279,000

First Data Corp. 144A company
guaranty sr. notes 8 7/8s, 2020	105,000	114,450

First Data Corp. 144A company
guaranty sr. notes 7 3/8s, 2019	135,000	139,725

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 10 3/4s, 2020	51,000	54,698

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 10 1/8s, 2018	501,000	552,353

Infor US, Inc. company guaranty sr. unsec.
notes 9 3/8s, 2019	70,000	78,575

Iron Mountain, Inc. company guaranty sr. unsec.
sub. notes 8s, 2020	440,000	464,200

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021	155,000	172,050

NXP BV/NXP Funding, LLC 144A company
guaranty sr. notes 9 3/4s, 2018 (Netherlands)	105,000	121,669

16 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (31.8%)* cont.		Principal amount	Value

Technology cont.
Seagate HDD Cayman company guaranty sr. unsec.
unsub. notes 7 3/4s, 2018 (Cayman Islands)		$126,000	$138,443

SunGard Data Systems, Inc. 144A company
guaranty sr. sub. notes 6 5/8s, 2019		145,000	148,263

SunGard Data Systems, Inc. 144A sr. unsec.
notes 7 5/8s, 2020		203,000	221,778

Syniverse Holdings, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2019		257,000	274,348

Techem Energy Metering Service GmbH 144A
sr. sub. bonds 7 7/8s, 2020 (Germany)	EUR	230,000	334,959

			5,472,247
Transportation (0.3%)
Aguila 3 SA company guaranty sr. notes Ser.
REGS, 7 7/8s, 2018 (Luxembourg)	CHF	668,000	781,457

Air Medical Group Holdings, Inc. company
guaranty sr. notes 9 1/4s, 2018		$277,000	306,778

Swift Services Holdings, Inc. company
guaranty sr. notes 10s, 2018		310,000	340,225

Western Express, Inc. 144A sr. notes
12 1/2s, 2015		56,000	34,160

			1,462,620
Utilities and power (2.1%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		720,000	831,600

AES Corp. (The) sr. unsec. unsub. notes 7 3/8s, 2021		180,000	199,800

Calpine Corp. 144A company
guaranty sr. notes 7 7/8s, 2020		203,000	227,868

Calpine Corp. 144A sr. notes 7 1/4s, 2017		536,000	570,840

Colorado Interstate Gas Co., LLC debs. 6.85s,
2037 (Canada)		290,000	352,378

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019		555,000	2,775

Edison Mission Energy sr. unsec. notes 7 3/4s,
2016 (In default) †		109,000	57,770

Edison Mission Energy sr. unsec. notes 7 1/2s,
2013 (In default) †		48,000	25,320

Edison Mission Energy sr. unsec. notes 7.2s,
2019 (In default) †		109,000	57,770

Edison Mission Energy sr. unsec. notes 7s,
2017 (In default) †		17,000	9,010

El Paso Corp. sr. unsec. notes 7s, 2017		285,000	325,566

El Paso Natural Gas Co. debs. 8 5/8s, 2022		345,000	474,585

Energy Future Holdings Corp. company
guaranty sr. notes 10s, 2020		1,050,000	1,173,375

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. sr. notes 10s, 2020		331,000	373,203

Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s, 2020		402,000	464,310

EP Energy/EP Finance, Inc. sr. unsec.
notes 9 3/8s, 2020		340,000	383,350

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. notes 7 3/4s, 2022		70,000	74,200

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. notes 6 7/8s, 2019		95,000	103,550

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A
sr. unsec. notes 8 1/8s, 2017		130,000	129,350

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		381,000	440,055

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		65,000	76,700

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016		95,000	105,450

Majapahit Holding BV 144A company guaranty
sr. unsec. notes 7 3/4s, 2020 (Indonesia)		845,000	1,065,021

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019		100,000	115,000

NRG Energy, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2021		800,000	888,000

CORPORATE BONDS AND NOTES (31.8%)* cont.		Principal amount	Value

Utilities and power cont.
NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020		$150,000	$176,385

Regency Energy Partners company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023		155,000	165,463

Tennessee Gas Pipeline Co., LLC sr. unsec.
unsub. debs. 7s, 2028		65,000	88,820

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC 144A company
guaranty sr. notes 11 1/2s, 2020		119,000	93,118

Vattenfall AB jr. unsec. sub. bonds FRB 5 1/4s,
2049 perpetual maturity (Sweden)	EUR	156,000	218,901

			9,269,533

Total corporate bonds and notes (cost $133,450,426)			$142,147,247

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (7.6%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec. bonds
7s, 2017		$2,270,000	$1,884,100

Argentina (Republic of) sr. unsec.
bonds Ser. VII, 7s, 2013		461,000	465,610

Argentina (Republic of) sr. unsec. bonds FRB
0.507s, 2013		2,362,000	289,345

Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015		6,611,000	6,002,788

Argentina (Republic of) sr. unsec.
unsub. notes Ser. NY, 8.28s, 2033		1,066,934	754,856

Brazil (Federal Republic of) unsec. notes
10s, 2017	Units	1,350	694,921

Brazil (Federal Republic of) unsub. notes
10s, 2014	Units	1,080	541,127

Chile (Republic of) notes 5 1/2s, 2020	CLP	235,500,000	548,337

Croatia (Republic of) 144A sr. unsec.
unsub. notes 6 3/8s, 2021		$360,000	409,500

Croatia (Republic of) 144A unsec. notes
6 1/4s, 2017		310,000	337,956

Export-Import Bank of Korea 144A sr. unsec.
unsub. notes 5.1s, 2013 (India)	INR	31,500,000	556,663

Ghana (Republic of) 144A unsec.
notes 8 1/2s, 2017		$930,000	1,072,457

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s (3s,
2/24/15), 2042 ††	EUR	93,000	43,701

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s (3s,
2/24/15), 2041 ††	EUR	93,000	43,948

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s (3s,
2/24/15), 2040 ††	EUR	93,000	44,964

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s (3s,
2/24/15), 2039 ††	EUR	93,000	43,626

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s (3s,
2/24/15), 2038 ††	EUR	93,000	43,982

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s (3s,
2/24/15), 2037 ††	EUR	93,000	44,390

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s (3s,
2/24/15), 2036 ††	EUR	93,000	44,572

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s (3s,
2/24/15), 2035 ††	EUR	93,000	45,165

Putnam VT Diversified Income Fund 17

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (7.6%)* cont.		Principal amount	Value

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s (3s,
2/24/15), 2034 ††	EUR	93,000	$45,617

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s (3s,
2/24/15), 2033 ††	EUR	93,000	45,503

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s (3s,
2/24/15), 2032 ††	EUR	93,000	45,693

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s (3s,
2/24/15), 2031 ††	EUR	93,000	46,620

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s (3s,
2/24/15), 2030 ††	EUR	93,000	47,579

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s (3s,
2/24/15), 2029 ††	EUR	93,000	48,886

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s (3s,
2/24/15), 2028 ††	EUR	93,000	50,430

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s (3s,
2/24/15), 2027 ††	EUR	93,000	52,306

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s (3s,
2/24/15), 2026 ††	EUR	93,000	53,472

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2025 ††	EUR	93,000	54,204

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2024 ††	EUR	93,000	55,978

Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2023 ††	EUR	93,000	58,823

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 5/8s, 2037		$575,000	763,893

International Bank for Reconstruction &
Development sr. disc. unsec.
unsub. notes Ser. GDIF, 5 1/4s, 2014	RUB	13,350,000	434,137

Iraq (Republic of) 144A bonds 5.8s, 2028		$695,000	656,775

Ireland (Republic of) unsec. bonds
5 1/2s, 2017	EUR	570,000	820,996

Portugal (Republic of) sr. unsec. bonds
4.35s, 2017	EUR	570,000	724,858

Russia (Federation of) 144A sr. notes
5 5/8s, 2042		$1,200,000	1,491,000

Russia (Federation of) 144A unsec. notes
3 1/4s, 2017		200,000	212,908

Russia (Federation of) 144A unsec.
unsub. bonds 7 1/2s, 2030		1,334,221	1,712,739

Spain (Kingdom of) sr. unsec. bonds
5 1/2s, 2017	EUR	570,000	796,709

Sri Lanka (Republic of) 144A notes 7.4s, 2015		$240,000	259,483

Turkey (Republic of) sr. unsec. notes
7 1/2s, 2017		1,230,000	1,495,988

Turkey (Republic of) unsec. bonds 6s, 2041		975,000	1,199,153

Turkey (Republic of) unsec. notes 6 3/4s, 2040		270,000	366,512

Ukraine (Government of) Financing
of Infrastructural Projects State Enterprise
144A govt. guaranty notes 8 3/8s, 2017		275,000	268,125

Ukraine (Government of) 144A bonds 7 3/4s, 2020		655,000	673,013

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (7.6%)* cont.	Principal amount	Value

Ukraine (Government of) 144A notes
9 1/4s, 2017	$1,150,000	$1,247,193

Ukraine (Government of) 144A sr. unsec.
bonds 7.95s, 2014	400,000	406,003

Ukraine (Government of) 144A sr. unsec.
notes 7.8s, 2022	475,000	476,781

Ukraine (Government of) 144A sr. unsec.
unsub. notes 7.65s, 2013	2,280,000	2,302,800

United Mexican States sr. unsec. notes 5 3/4s, 2110	220,000	264,550

Venezuela (Republic of) sr. unsec. bonds 7s, 2038	265,000	210,996

Venezuela (Republic of) unsec. notes 10 3/4s, 2013	1,410,000	1,447,323

Venezuela (Republic of) 144A unsec.
bonds 13 5/8s, 2018	1,215,000	1,404,941

Total foreign government and agency bonds
and notes (cost $32,524,058)		$34,153,995

SENIOR LOANS (1.6%)* [c]	Principal amount	Value

Ardent Health Services bank term loan FRN Ser. B,
6 1/2s, 2015	$297,937	$297,564

Ardent Medical Services, Inc. bank term loan FRN
6 3/4s, 2018	170,000	172,550

Burlington Coat Factory Warehouse Corp. bank term
loan FRN Ser. B1, 5 1/2s, 2017	36,835	37,092

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 5.46s, 2018	973,641	868,366

Charter Communications Operating, LLC bank term
loan FRN Ser. C, 3.46s, 2016	297,426	298,540

Clear Channel Communications, Inc. bank term loan
FRN Ser. B, 3.859s, 2016	578,484	478,696

Del Monte Corp. bank term loan FRN Ser. B,
4 1/2s, 2018	148,608	148,731

Emergency Medical Services Corp. bank term loan
FRN Ser. B, 5 1/4s, 2018	198,436	199,676

First Data Corp. bank term loan FRN 5.211s, 2017	12,896	12,574

First Data Corp. bank term loan FRN 4.211s, 2018	121,183	115,259

Frac Tech International, LLC bank term loan FRN
Ser. B, 8 1/2s, 2016	161,020	133,445

Golden Nugget, Inc. bank term loan FRN Ser. B,
3.27s, 2014 ‡‡	72,773	69,619

Golden Nugget, Inc. bank term loan FRN Ser. DD,
3.27s, 2014 ‡‡	41,423	39,628

Intelsat SA bank term loan FRN 3.21s, 2014
(Luxembourg)	375,000	374,531

iStar Finanacial, Inc. bank term loan FRN
5 3/4s, 2017 R	159,059	160,550

Landry’s, Inc. bank term loan FRN Ser. B,
6 1/2s, 2017	244,124	246,489

Motor City Casino bank term loan FRN 6s, 2017	314,282	314,863

Multiplan, Inc. bank term loan FRN Ser. B,
4 3/4s, 2017	164,245	164,810

Navistar, Inc. bank term loan FRN Ser. B, 7s, 2017	95,000	95,317

Neiman Marcus Group, Inc. (The) bank term loan
FRN 4 3/4s, 2018	215,000	215,120

Nexeo Solutions, LLC bank term loan FRN
Ser. B, 5s, 2017	117,900	115,640

Plains Exploration & Production Co. bank term
loan FRN Class B, 4s, 2019	205,000	205,427

Quintiles Transnational Holdings, Inc. bank term
loan FRN 7 1/2s, 2017 ‡‡	80,000	80,900

Realogy Corp. bank term loan FRN Ser. B,
4.461s, 2016	470,436	471,318

18 Putnam VT Diversified Income Fund

SENIOR LOANS (1.6%)* [c] cont.	Principal amount	Value

Revlon Consumer Products Corp. bank term loan
FRN 4 3/4s, 2017	$325,875	$327,627

Rite Aid Corp. bank term loan FRN Ser. B,
1.967s, 2014	75,024	74,424

Servicemaster Co. bank term loan FRN 4.46s, 2017	93,645	93,743

Springleaf Financial Funding Co. bank term loan
FRN Ser. B, 5 1/2s, 2017	169,000	167,891

SRAM Corp. bank term loan FRN 8 1/2s, 2018	80,000	80,800

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.746s, 2017	645,637	432,346

Thomson Learning bank term loan FRN Ser. B,
2.71s, 2014	283,960	223,145

Tribune Co. bank term loan FRN Ser. B, 5 1/4s,
2014 (In default) †	399,187	330,993

Univision Communications, Inc. bank term loan
FRN 4.459s, 2017	204,939	201,353

West Corp. bank term loan FRN Ser. B5, 5 1/2s, 2016	30,872	31,266

Total senior loans (cost $7,520,596)		$7,280,293

PURCHASED SWAP OPTIONS
OUTSTANDING (0.3%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration date/	Contract
Floating rate index/Maturity date	strike	amount	Value

Barclays Bank PLC
(2.00)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.00	$72,681,000	$528,900

1.50/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/1.50	72,681,000	87,944

Credit Suisse International
(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	58,323,000	155,722

Deutsche Bank AG
(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	58,323,000	155,722

Goldman Sachs International
(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	58,323,000	155,722

(2.00)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.00	11,566,000	83,160

1.50/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/1.50	11,566,000	13,995

JPMorgan Chase Bank N.A.
(2.00)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.00	6,430,000	46,232

1.50/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/1.50	6,430,000	7,780

Total purchased swap options outstanding (cost $2,648,548)			$1,235,177

CONVERTIBLE BONDS AND NOTES (0.2%)*	Principal amount	Value

Altra Holdings, Inc. cv. company
guaranty sr. unsec. notes 2 3/4s, 2031	$205,000	$224,219

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	186,000	294,810

Navistar International Corp. cv. sr. unsec.
sub. notes 3s, 2014	253,000	231,021

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	195,000	212,184

Total convertible bonds and notes (cost $811,669)		$962,234

PREFERRED STOCKS (0.2%)*	Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.	163	$160,091

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.	16,715	445,455

M/I Homes, Inc. $2.438 pfd. †	8,908	203,993

Total preferred stocks (cost $653,109)		$809,539

CONVERTIBLE PREFERRED STOCKS (0.1%)*	Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.	5,293	$234,850

United Technologies Corp. $3.75 cv. pfd.	2,800	155,988

Total convertible preferred stocks (cost $404,650)		$390,838

COMMON STOCKS (0.1%)*			Shares	Value

Dynegy, Inc. †			13,539	$259,001

HealthSouth Corp. †			214	4,518

Trump Entertainment Resorts, Inc. †			71	284

Vertis Holdings, Inc. † F			521	5

Total common stocks (cost $376,469)				$263,808

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Charter Communications,
Inc. Class A	11/30/14	$46.86	37	$1,103

Smurfit Kappa Group
PLC 144A (Ireland) F	10/1/13	EUR 0.001	422	26,018

Total warrants (cost $16,076)				$27,121

SHORT-TERM INVESTMENTS (14.5%)*		Principal amount/shares		Value

Putnam Money Market Liquidity Fund 0.14% L			46,431,444	$46,431,444

SSgA Prime Money Market Fund 0.08% P			520,000	520,000

Straight-A Funding, LLC 144A Ser. 1, commercial
paper with an effective yield of 0.178%,
February 5, 2013			$4,500,000	4,499,213

Straight-A Funding, LLC 144A Ser. 1, commercial
paper with an effective yield of 0.178%,
February 4, 2013			9,000,000	8,998,470

U.S. Treasury Bills with effective yields ranging
from 0.105% to 0.170%, October 17, 2013 # ## §			4,487,000	4,482,248

Total short-term investments (cost $64,930,067)				$64,931,375

Total investments (cost $571,691,101)				$589,123,983

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
SEK	Swedish Krona
USD / $	United States Dollar

Key to holding’s abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income.
The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Putnam VT Diversified Income Fund 19

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2012 through December 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $447,542,301.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

E Extended settlement date on premium.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $77,796,867 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	85.7%	Germany	0.6%

Russia	2.7	Brazil	0.6

Venezuela	1.7	Turkey	0.5

Argentina	1.6	Canada	0.5

Luxembourg	1.1	Other	3.3

Ukraine	1.0	Total	100.0%

United Kingdom	0.7

FORWARD CURRENCY CONTRACTS at 12/31/12 (aggregate face value $187,473,802)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Euro	Sell	1/16/13	$1,156,537	$1,124,454	$(32,083)

	Japanese Yen	Sell	1/16/13	1,088,021	1,111,849	23,828

	Peruvian New Sol	Buy	1/16/13	1,012,945	1,009,283	3,662

Barclays Bank PLC

	Brazilian Real	Buy	1/16/13	541,878	520,391	21,487

	British Pound	Sell	1/16/13	3,662,844	3,626,120	(36,724)

	Canadian Dollar	Sell	1/16/13	2,972,635	2,967,850	(4,785)

	Chilean Peso	Buy	1/16/13	663,040	676,157	(13,117)

	Czech Koruna	Sell	1/16/13	693,629	683,095	(10,534)

	Euro	Sell	1/16/13	334,381	366,358	31,977

	Indonesian Rupiah	Sell	1/16/13	675,267	675,346	79

	Japanese Yen	Sell	1/16/13	3,748,499	3,976,360	227,861

	Malaysian Ringgit	Buy	1/16/13	1,177,190	1,179,025	(1,835)

	Mexican Peso	Buy	1/16/13	1,714,696	1,726,217	(11,521)

	New Zealand Dollar	Sell	1/16/13	1,104,945	1,100,494	(4,451)

	Polish Zloty	Buy	1/16/13	991,493	969,248	22,245

	Russian Ruble	Buy	1/16/13	1,185,851	1,176,463	9,388

	South Korean Won	Buy	1/16/13	1,719,619	1,695,049	24,570

	Swedish Krona	Sell	1/16/13	1,155,180	1,144,011	(11,169)

	Swiss Franc	Sell	1/16/13	3,138,145	3,105,026	(33,119)

	Taiwan Dollar	Buy	1/16/13	681,934	681,535	399

	Turkish Lira	Buy	1/16/13	858,979	854,884	4,095

20 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 12/31/12 (aggregate face value $187,473,802) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A.

	Australian Dollar	Buy	1/16/13	$7,268,470	$7,281,229	$(12,759)

	Brazilian Real	Buy	1/16/13	341,002	328,526	12,476

	Brazilian Real	Sell	1/16/13	340,466	333,636	(6,830)

	British Pound	Sell	1/16/13	4,327,221	4,283,243	(43,978)

	Canadian Dollar	Buy	1/16/13	667,554	667,538	16

	Czech Koruna	Sell	1/16/13	693,639	683,442	(10,197)

	Euro	Sell	1/16/13	671,137	673,278	2,141

	Japanese Yen	Sell	1/16/13	1,716,911	1,775,024	58,113

	South Korean Won	Buy	1/16/13	1,059,451	1,057,172	2,279

	Taiwan Dollar	Buy	1/16/13	287,413	287,082	331

	Turkish Lira	Buy	1/16/13	1,349,345	1,347,918	1,427

Credit Suisse International

	Australian Dollar	Buy	1/16/13	1,670,189	1,672,268	(2,079)

	Brazilian Real	Buy	1/16/13	1,356,110	1,325,661	30,449

	British Pound	Sell	1/16/13	1,080,871	1,074,998	(5,873)

	Canadian Dollar	Sell	1/16/13	3,373,047	3,371,914	(1,133)

	Chinese Yuan	Buy	1/16/13	667,021	668,136	(1,115)

	Czech Koruna	Sell	1/16/13	693,639	683,974	(9,665)

	Indonesian Rupiah	Sell	1/16/13	675,267	676,818	1,551

	Japanese Yen	Buy	1/16/13	4,648,932	4,942,748	(293,816)

	Mexican Peso	Buy	1/16/13	1,694,543	1,705,493	(10,950)

	New Zealand Dollar	Sell	1/16/13	216,926	222,577	5,651

	Philippines Peso	Buy	1/16/13	1,087,151	1,092,833	(5,682)

	Polish Zloty	Buy	1/16/13	1,548,123	1,536,676	11,447

	Russian Ruble	Buy	1/16/13	1,185,847	1,178,178	7,669

	Swedish Krona	Sell	1/16/13	366,188	353,683	(12,505)

	Swiss Franc	Buy	1/16/13	3,852,583	3,800,240	52,343

	Taiwan Dollar	Buy	1/16/13	37,396	37,432	(36)

	Turkish Lira	Buy	1/16/13	1,546,241	1,541,186	5,055

Deutsche Bank AG

	Australian Dollar	Buy	1/16/13	4,565	4,573	(8)

	Brazilian Real	Buy	1/16/13	336,224	324,594	11,630

	British Pound	Sell	1/16/13	2,855,521	2,840,317	(15,204)

	Canadian Dollar	Sell	1/16/13	2,246,788	2,246,847	59

	Euro	Sell	1/16/13	1,138,848	1,125,332	(13,516)

	Mexican Peso	Buy	1/16/13	1,731	1,722	9

	Norwegian Krone	Sell	1/16/13	91,883	102,968	11,085

	Polish Zloty	Buy	1/16/13	554,049	541,473	12,576

	Singapore Dollar	Buy	1/16/13	1,174,947	1,177,701	(2,754)

	South Korean Won	Buy	1/16/13	1,235,750	1,231,327	4,423

	Swiss Franc	Buy	1/16/13	168,740	167,481	1,259

	Swiss Franc	Sell	1/16/13	168,740	166,874	(1,866)

	Turkish Lira	Buy	1/16/13	883,990	880,363	3,627

Goldman Sachs International

	Turkish Lira	Buy	1/16/13	3,189	3,176	13

	Turkish Lira	Sell	1/16/13	3,189	3,190	1

HSBC Bank USA, National Association

	British Pound	Sell	1/16/13	2,277,399	2,254,248	(23,151)

	Canadian Dollar	Sell	1/16/13	1,130,379	1,130,033	(346)

	Euro	Buy	1/16/13	1,095,681	1,099,286	(3,605)

	Indian Rupee	Sell	1/16/13	227,187	226,132	(1,055)

	Japanese Yen	Buy	1/16/13	2,283,081	2,444,620	(161,539)

Putnam VT Diversified Income Fund 21

FORWARD CURRENCY CONTRACTS at 12/31/12 (aggregate face value $187,473,802) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

HSBC Bank USA, National Association cont.

	Norwegian Krone	Sell	1/16/13	$355,731	$356,150	$419

	Philippines Peso	Buy	1/16/13	1,011,354	1,014,404	(3,050)

	Russian Ruble	Buy	1/16/13	1,395,442	1,375,549	19,893

	South Korean Won	Buy	1/16/13	1,012,210	1,011,237	973

	Swiss Franc	Buy	1/16/13	2,437,049	2,411,300	25,749

	Swiss Franc	Sell	1/16/13	2,437,049	2,418,786	(18,263)

	Turkish Lira	Buy	1/16/13	950,181	946,599	3,582

JPMorgan Chase Bank N.A.

	Australian Dollar	Buy	1/16/13	6,227,598	6,239,040	(11,442)

	Brazilian Real	Buy	1/16/13	319,696	308,116	11,580

	British Pound	Sell	1/16/13	2,305,826	2,282,501	(23,325)

	Canadian Dollar	Sell	1/16/13	2,714,337	2,714,270	(67)

	Chilean Peso	Buy	1/16/13	1,166,830	1,178,138	(11,308)

	Chinese Yuan	Buy	1/16/13	667,021	668,136	(1,115)

	Czech Koruna	Sell	1/16/13	693,639	683,256	(10,383)

	Euro	Sell	1/16/13	1,064,395	1,069,883	5,488

	Japanese Yen	Sell	1/16/13	2,514,637	2,649,857	135,220

	Malaysian Ringgit	Buy	1/16/13	1,177,158	1,179,494	(2,336)

	Mexican Peso	Buy	1/16/13	711,997	708,548	3,449

	New Zealand Dollar	Sell	1/16/13	388,354	386,357	(1,997)

	Polish Zloty	Buy	1/16/13	1,073,155	1,049,972	23,183

	Russian Ruble	Buy	1/16/13	937,348	921,197	16,151

	Swedish Krona	Buy	1/16/13	1,113,828	1,109,709	4,119

	Taiwan Dollar	Buy	1/16/13	1,605,979	1,609,474	(3,495)

	Turkish Lira	Buy	1/16/13	115,485	115,062	423

State Street Bank and Trust Co.

	Australian Dollar	Buy	1/16/13	1,720,920	1,723,991	(3,071)

	Brazilian Real	Buy	1/16/13	1,196,921	1,165,360	31,561

	British Pound	Sell	1/16/13	3,664,306	3,627,575	(36,731)

	Canadian Dollar	Sell	1/16/13	4,003,213	4,003,920	707

	Colombian Peso	Buy	1/16/13	1,025,647	1,011,422	14,225

	Czech Koruna	Sell	1/16/13	693,639	682,950	(10,689)

	Euro	Sell	1/16/13	894,894	875,342	(19,552)

	Indonesian Rupiah	Sell	1/16/13	675,267	676,678	1,411

	Japanese Yen	Sell	1/16/13	4,402,842	4,570,307	167,465

	Mexican Peso	Buy	1/16/13	939,057	934,326	4,731

	New Zealand Dollar	Sell	1/16/13	709,407	706,498	(2,909)

	Norwegian Krone	Sell	1/16/13	601,255	585,633	(15,622)

	Polish Zloty	Buy	1/16/13	1,558,835	1,540,927	17,908

	South Korean Won	Buy	1/16/13	73,876	72,874	1,002

	Swedish Krona	Buy	1/16/13	1,146,125	1,128,287	17,838

	Swiss Franc	Buy	1/16/13	510,813	487,731	23,082

	Thai Baht	Buy	1/16/13	1,068,280	1,064,550	3,730

	Turkish Lira	Buy	1/16/13	1,114,233	1,109,538	4,695

UBS AG

	Australian Dollar	Buy	1/16/13	1,265,895	1,266,538	(643)

	British Pound	Sell	1/16/13	1,148,933	1,137,466	(11,467)

	Canadian Dollar	Sell	1/16/13	1,112,389	1,112,364	(25)

	Czech Koruna	Sell	1/16/13	693,639	682,946	(10,693)

	Euro	Sell	1/16/13	423,355	433,092	9,737

	Indian Rupee	Sell	1/16/13	331,864	331,026	(838)

	Japanese Yen	Sell	1/16/13	1,608,497	1,673,914	65,417

22 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 12/31/12 (aggregate face value $187,473,802) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.

	Mexican Peso	Buy	1/16/13	$1,329,712	$1,342,672	$(12,960)

	New Zealand Dollar	Sell	1/16/13	369,278	367,809	(1,469)

	Philippines Peso	Buy	1/16/13	909,466	913,772	(4,306)

	Russian Ruble	Buy	1/16/13	1,209,840	1,189,347	20,493

	Singapore Dollar	Buy	1/16/13	1,040,286	1,042,703	(2,417)

	Swedish Krona	Sell	1/16/13	28,916	28,335	(581)

	Swiss Franc	Sell	1/16/13	4,546,024	4,494,449	(51,575)

	Taiwan Dollar	Buy	1/16/13	681,934	681,417	517

	Thai Baht	Buy	1/16/13	1,068,280	1,064,550	3,730

	Turkish Lira	Buy	1/16/13	1,603,536	1,601,038	2,498

WestPac Banking Corp.

	Australian Dollar	Buy	1/16/13	3,285,497	3,290,821	(5,324)

	British Pound	Sell	1/16/13	3,490,983	3,469,270	(21,713)

	Canadian Dollar	Sell	1/16/13	2,242,768	2,242,781	13

	Japanese Yen	Sell	1/16/13	3,357,761	3,538,102	180,341

	Mexican Peso	Buy	1/16/13	376,692	374,941	1,751

	Norwegian Krone	Buy	1/16/13	947,635	933,924	13,711

	Norwegian Krone	Sell	1/16/13	947,635	941,206	(6,429)

Total						$337,218

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/12	contracts	Value	date	(depreciation)

Australian Government
Treasury Bond 3 yr (Short)	60	$6,825,066	Mar-13	$(10,613)

Australian Government
Treasury Bond 10 yr (Short)	2	256,120	Mar-13	(408)

Canadian Government Bond
10 yr (Long)	36	4,905,439	Mar-13	(4,488)

Euro-Bobl 5 yr (Short)	10	1,687,161	Mar-13	(11,649)

Japanese Government
Bond 10 yr (Short)	3	4,974,318	Mar-13	28,033

Japanese Government
Bond 10 yr Mini (Long)	14	2,320,863	Mar-13	(13,639)

U.K. Gilt 10 yr (Short)	6	1,159,078	Mar-13	(797)

U.S. Treasury Note 10 yr
(Short)	1	132,781	Mar-13	451

Total				$(13,110)

WRITTEN SWAP OPTIONS
OUTSTANDING at 12/31/12	Expiration date/	Contract
(premiums $917,109)	strike	amount	Value

Deutsche Bank AG
(1.75)/3 month USD-LIBOR-BBA/
Mar-23 E	Mar-13/1.75	$23,821,000	$154,837

1.75/3 month USD-LIBOR-BBA/
Mar-23 E	Mar-13/1.75	23,821,000	419,250

Total			$574,087

E Extended settlement date on premium.

TBA SALE COMMITMENTS OUTSTANDING
at 12/31/12 (proceeds receivable	Principal	Settlement
$96,296,719)	amount	date	Value

Federal National Mortgage Association, 3s,
January 1, 2043	$92,000,000	1/14/13	$96,420,315

Total			$96,420,315

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
	$6,362,100 E	$(96,386)	3/20/23	1.75%	3 month	$(25,767)
					USD-LIBOR-BBA

Barclays Bank PLC
	252,588,000 E	288,550	3/20/15	0.45%	3 month	91,531
					USD-LIBOR-BBA

	27,663,000 E	376,704	3/20/23	3 month USD-LIBOR-BBA	1.75%	69,645

	10,322,000 E	39,430	3/20/18	3 month USD-LIBOR-BBA	0.90%	38,501

	1,849,000 E	(93,005)	3/20/43	2.60%	3 month	(17,713)
					USD-LIBOR-BBA

	10,832,000 E	(1,838)	3/20/15	3 month USD-LIBOR-BBA	0.45%	6,610

	5,965,000 E	(95,396)	3/20/23	1.75%	3 month	(29,184)
					USD-LIBOR-BBA

AUD	5,886,000	—	12/5/22	6 month AUD-BBR-BBSW	3.82%	4,425

Putnam VT Diversified Income Fund 23

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
AUD	2,487,000	$—	12/21/22	6 month AUD-BBR-BBSW	3.87%	$10,715

AUD	2,280,000	—	12/4/22	6 month AUD-BBR-BBSW	3.806%	(1,123)

AUD	3,834,000	—	12/17/22	6 month AUD-BBR-BBSW	3.90%	26,819

AUD	2,196,000	—	12/18/22	6 month AUD-BBR-BBSW	3.8525%	6,079

AUD	1,408,000	—	12/31/22	6 month AUD-BBR-BBSW	3.87%	5,468

CHF	3,884,000	—	12/7/22	0.87%	6 month	29,539
					CHF-LIBOR-BBA

EUR	26,987,000	—	10/16/22	1.747%	6 month	(768,160)
					EUR-EURIBOR-
					REUTERS

EUR	2,849,000	—	12/5/22	1.7125%	6 month	(57,741)
					EUR-EURIBOR-
					REUTERS

EUR	14,599,000	—	12/6/22	6 month EUR-EURIBOR-REUTERS	1.695%	262,752

EUR	7,039,000	—	12/7/22	1.6370%	6 month	(74,890)
					EUR-EURIBOR-
					REUTERS

EUR	53,658,000 E	—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	352,005

EUR	2,645,000	—	12/14/22	1.604%	6 month	(15,983)
					EUR-EURIBOR-
					REUTERS

GBP	3,732,000	—	8/15/31	3.60%	6 month	(935,305)
					GBP-LIBOR-BBA

GBP	2,321,000	—	7/25/42	6 month GBP-LIBOR-BBA	2.8425%	(64,741)

GBP	4,123,000	—	7/25/22	1.885%	6 month	(77,222)
					GBP-LIBOR-BBA

GBP	2,286,000	—	12/3/22	1.932%	6 month	(31,412)
					GBP-LIBOR-BBA

GBP	3,767,000	—	12/4/22	1.92%	6 month	(44,646)
					GBP-LIBOR-BBA

GBP	1,448,000	—	12/20/22	6 month GBP-LIBOR-BBA	1.9575%	22,985

JPY	1,701,200,000	—	12/6/22	6 month JPY-LIBOR-BBA	0.745%	(155,224)

JPY	636,324,000	—	12/12/22	0.695%	6 month	95,676
					JPY-LIBOR-BBA

JPY	1,447,937,000	—	12/14/22	0.7025%	6 month	206,804
					JPY-LIBOR-BBA

JPY	739,809,000	—	12/21/22	6 month JPY-LIBOR-BBA	0.8025%	(25,042)

JPY	870,461,000	—	1/7/23	6 month JPY-LIBOR-BBA	0.84625%	3,718

SEK	6,709,000	—	12/6/22	2.09%	3 month SEK-STIBOR-	(5,838)
					SIDE

Citibank, N.A.
	$1,155,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	34,003

	9,827,000 E	13,951	3/20/15	0.45%	3 month	6,286
					USD-LIBOR-BBA

	4,303,000 E	(27,754)	3/20/23	1.75%	3 month	20,009
					USD-LIBOR-BBA

	4,303,000 E	41,739	3/20/23	3 month USD-LIBOR-BBA	1.75%	(6,024)

	30,316,000	—	12/21/22	1.8265%	3 month	(94,969)
					USD-LIBOR-BBA

EUR	4,632,000	—	8/2/22	6 month EUR-EURIBOR-REUTERS	1.80%	184,942

GBP	3,124,000	—	8/8/22	6 month GBP-LIBOR-BBA	1.97%	95,804

GBP	4,011,000	—	9/24/22	1.9175%	6 month	(72,456)
					GBP-LIBOR-BBA

SEK	24,408,000	—	8/2/22	3 month SEK-STIBOR-SIDE	2.285%	117,009

SEK	10,882,000	—	12/20/22	2.045%	3 month SEK-STIBOR-	(2,304)
					SIDE

24 Putnam VT Diversified Income Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International
	$45,907,000 E	$53,148	3/20/15	0.45%	3 month	$17,341
					USD-LIBOR-BBA

	6,511,000 E	(64,545)	3/20/23	1.75%	3 month	7,727
					USD-LIBOR-BBA

	43,546,000 E	465,764	3/20/23	3 month USD-LIBOR-BBA	1.75%	(17,597)

	4,966,000 E	(3,965)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(92)

	211,000 E	5,559	3/20/43	3 month USD-LIBOR-BBA	2.60%	(3,033)

	87,684,000 E	(5,381)	3/20/18	0.90%	3 month	2,510
					USD-LIBOR-BBA

	2,337,000	—	12/21/22	3 month USD-LIBOR-BBA	1.844%	11,165

AUD	2,135,000	—	12/5/22	6 month AUD-BBR-BBSW	3.82%	1,605

CAD	3,964,000	—	12/5/22	3 month CAD-BA-CDOR	2.11125%	(42,850)

CAD	4,017,000	—	12/4/22	3 month CAD-BA-CDOR	2.15%	(29,122)

CAD	1,278,000	—	12/12/22	2.1675%	3 month CAD-BA-	7,708
					CDOR

CAD	4,181,000	—	12/14/22	2.24125%	3 month CAD-BA-	(2,518)
					CDOR

CAD	2,809,000	—	12/19/22	2.29125%	3 month CAD-BA-	(13,798)
					CDOR

CHF	20,179,000	—	12/6/22	0.87%	6 month	153,839
					CHF-LIBOR-BBA

EUR	18,240,000	—	6/28/14	0.85%	6 month	(282,038)
					EUR-EURIBOR-
					REUTERS

EUR	2,849,000	—	12/5/22	1.715%	6 month	(58,650)
					EUR-EURIBOR-
					REUTERS

EUR	2,864,000	—	12/6/22	6 month EUR-EURIBOR-REUTERS	1.695%	51,546

EUR	2,750,000	—	12/17/22	1.60%	6 month	(14,303)
					EUR-EURIBOR-
					REUTERS

EUR	3,712,000	—	12/18/22	1.6155%	6 month	(26,364)
					EUR-EURIBOR-
					REUTERS

GBP	2,222,000	—	12/4/22	1.92%	6 month	(26,335)
					GBP-LIBOR-BBA

GBP	2,480,000	—	12/5/22	1.87375%	6 month	(11,760)
					GBP-LIBOR-BBA

MXN	46,690,000	—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	291,164

SEK	26,424,000	—	12/5/22	3 month SEK-STIBOR-SIDE	2.1025%	27,828

SEK	21,118,000	—	12/6/22	2.095%	3 month SEK-STIBOR-	(19,849)
					SIDE

SEK	13,008,000	—	12/10/22	3 month SEK-STIBOR-SIDE	2.0175%	(2,216)

Deutsche Bank AG
	$19,860,000 E	239,748	3/20/23	3 month USD-LIBOR-BBA	1.75%	19,301

	953,000 E	(745)	3/20/18	3 month USD-LIBOR-BBA	0.90%	(831)

MXN	46,690,000	—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	304,448

Goldman Sachs International
	$37,659,000 E	406,466	3/20/23	3 month USD-LIBOR-BBA	1.75%	(11,549)

	48,065,000 E	(901,234)	3/20/23	1.75%	3 month	(367,711)
					USD-LIBOR-BBA

	6,718,000 E	(5,374)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(134)

	716,000 E	247	3/20/15	0.45%	3 month	(312)
					USD-LIBOR-BBA

	18,205,000 E	903,220	3/20/43	3 month USD-LIBOR-BBA	2.60%	161,913

AUD	1,968,500	—	11/28/22	6 month AUD-BBR-BBSW	3.875%	9,747

Putnam VT Diversified Income Fund 25

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
AUD	2,779,000	$—	11/14/22	6 month AUD-BBR-BBSW	3.70%	$(26,238)

AUD	4,243,000	—	12/13/22	6 month AUD-BBR-BBSW	3.82%	1,085

AUD	1,981,000	—	12/13/22	6 month AUD-BBR-BBSW	3.8275%	1,811

AUD	3,777,000	—	12/14/22	6 month AUD-BBR-BBSW	3.90375%	27,648

AUD	5,609,000	—	12/19/22	6 month AUD-BBR-BBSW	3.9275%	52,493

CAD	5,568,000	—	11/8/22	3 month CAD-BA-CDOR	2.1675%	(24,102)

CHF	1,845,000	—	12/6/22	6 month CHF-LIBOR-BBA	0.87%	(14,066)

CHF	2,193,000	—	12/28/22	6 month CHF-LIBOR-BBA	0.9325%	(4,554)

EUR	8,610,000	—	10/18/22	1.818%	6 month	(320,682)
					EUR-EURIBOR-
					REUTERS

EUR	2,402,000	—	12/19/22	1.616%	6 month	(17,072)
					EUR-EURIBOR-
					REUTERS

EUR	2,351,000	—	1/2/23	1.562%	6 month	2,141
					EUR-EURIBOR-
					REUTERS

EUR	13,539,000	—	12/6/22	1.695%	6 month	(243,675)
					EUR-EURIBOR-
					REUTERS

EUR	231,753,000 E	—	8/6/17	1 year EUR-EONIA-OIS-COMPOUND	1.102%	541,447

EUR	1,949,000	—	12/28/22	1.621%	6 month	(13,506)
					EUR-EURIBOR-
					REUTERS

EUR	56,223,000	—	8/30/14	1 month EUR-EONIA-OIS-COMPOUND	0.11%	58,357

EUR	56,223,000	—	8/30/14	0.309%	3 month	(187,556)
					EUR-EURIBOR-
					REUTERS

EUR	56,223,000	—	8/31/14	1 month EUR-EONIA-OIS-COMPOUND	0.11%	58,349

EUR	56,223,000	—	8/31/14	0.314%	3 month	(194,131)
					EUR-EURIBOR-
					REUTERS

EUR	56,223,000	—	9/3/14	1 month EUR-EONIA-OIS-COMPOUND	0.086%	22,096

EUR	56,223,000	—	9/3/14	0.283%	3 month	(147,196)
					EUR-EURIBOR-
					REUTERS

GBP	3,732,000	—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	454,864

GBP	1,395,000	—	12/14/22	1.906%	6 month	(12,165)
					GBP-LIBOR-BBA

GBP	611,000	—	12/4/22	1.92%	6 month	(7,241)
					GBP-LIBOR-BBA

GBP	2,264,000	—	12/10/22	1.8425%	6 month	1,458
					GBP-LIBOR-BBA

GBP	1,667,000	—	12/12/22	1.8725%	6 month	(6,381)
					GBP-LIBOR-BBA

JPY	605,512,000	—	12/6/22	0.745%	6 month	55,249
					JPY-LIBOR-BBA

JPY	951,218,000	—	12/10/22	0.71%	6 month	126,758
					JPY-LIBOR-BBA

JPY	288,045,000	—	12/20/22	6 month JPY-LIBOR-BBA	0.79%	(13,639)

JPY	517,079,000	—	12/28/22	6 month JPY-LIBOR-BBA	0.7775%	(33,936)

SEK	10,519,000	—	12/17/22	1.9875%	3 month SEK-STIBOR-	6,371
					SIDE

SEK	12,698,000	—	1/3/23	3 month SEK-STIBOR-SIDE	2.02%	(2,792)

SEK	74,963,000	—	12/6/22	3 month SEK-STIBOR-SIDE	2.09%	65,232

26 Putnam VT Diversified Income Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A.
	$12,279,000 E	$—	11/9/17	1.0325%	3 month	$12,647
					USD-LIBOR-BBA

	12,909,000 E	(81,004)	3/20/23	1.75%	3 month	62,286
					USD-LIBOR-BBA

	114,000 E	213	3/20/18	0.90%	3 month	224
					USD-LIBOR-BBA

CAD	4,790,000	—	9/21/21	2.3911%	3 month CAD-BA-	(121,900)
					CDOR

CAD	9,418,000	—	5/2/15	3 month CAD-BA-CDOR	1.6575%	54,336

CAD	13,396,000 E	—	11/7/17	3 month CAD-BA-CDOR	1.81%	(26,396)

CAD	11,381,000	—	12/4/22	3 month CAD-BA-CDOR	2.15%	(82,508)

EUR	2,420,000	—	7/30/22	6 month EUR-EURIBOR-REUTERS	1.803%	98,056

GBP	3,178,000	—	12/6/22	1.856%	6 month	(1,658)
					GBP-LIBOR-BBA

JPY	928,076,000	—	12/17/22	0.71875%	6 month	117,629
					JPY-LIBOR-BBA

MXN	26,419,000	—	9/11/20	6.82%	1 month MXN-TIIE-	(156,338)
					BANXICO

MXN	34,163,000	—	9/14/20	6.82%	1 month MXN-TIIE-	(201,803)
					BANXICO

MXN	6,670,000	—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	44,819

MXN	34,260,000	—	7/30/20	6.3833%	1 month MXN-TIIE-	(126,933)
					BANXICO

MXN	91,248,000	—	7/30/20	6.3833%	1 month MXN-TIIE-	(338,074)
					BANXICO

MXN	34,260,000	—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	166,951

MXN	51,780,000	—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	290,027

Royal Bank of Scotland PLC (The)
	$2,349,000 E	(16,515)	3/20/23	1.75%	3 month	9,559
					USD-LIBOR-BBA

Total						$(670,288)

E Extended effective date.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12

	Upfront	Termination	Payments made by	Payments received by	Unrealized
Notional amount	premium paid	date	fund per annum	fund per annum	appreciation

$6,326,400 E	$(57,299)	3/20/23	1.75%	3 month	$12,924
				USD-LIBOR-BBA

Total					$12,924

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12

		Fixed payments	Total return	Unrealized
Swap counterparty/	Termination	received (paid) by	received by or	appreciation/
Notional amount	date	fund per annum	paid by fund	(depreciation)

Bank of America N.A.
$1,654,836	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$365

576,528	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	127

Barclays Bank PLC
657,156	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,238

1,263,761	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,382

1,056,287	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,659

3,141,979	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	693

11,600,102	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,559

731,872	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	161

Putnam VT Diversified Income Fund 27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 cont.

		Fixed payments	Total return	Unrealized
Swap counterparty/	Termination	received (paid) by	received by or	appreciation/
Notional amount	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$4,766,413	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	$(6,779)

449,086	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,243

1,691,885	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	373

152,094	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	34

650,423	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,022

4,552,959	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,151

2,913,837	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	643

1,623,551	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	4,607

4,157,743	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,913)

3,476,510	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,460

1,158,035	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	3,205

201,199	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	435

1,103,872	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,570)

7,240,000	4/7/16	(2.63%)	USA Non Revised Consumer Price Index-Urban (CPI-U)	(130,075)

442,938	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	696

2,506,525	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	6,302

2,261,357	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	3,190

1,006,325	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	1,420

4,192,988	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	925

543,685	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	600

3,252,114	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,108

3,243,047	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,612)

2,577,993	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	7,135

1,754,811	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,496)

2,886,539	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	637

884,252	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(888)

515,615	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	972

1,384,447	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	305

4,242,732	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	17,496

14,895,332	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	23,393

1,437,608	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	2,028

3,084,955	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,845

575,794	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,085

1,866,997	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,519

1,353,789	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,551

Citibank, N.A.
1,979,236	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,108

4,552,959	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,151

3,097,313	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,864

Credit Suisse International
1,300,846	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,043

11,936,457	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	16,837

2,984,474	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	4,210

996,412	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	220

2,066,473	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,939)

575,878	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	127

2,669,638	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	3,766

Deutsche Bank AG
2,066,473	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,939)

28 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 cont.

			Fixed payments	Total return	Unrealized
Swap counterparty/		Termination	received (paid) by	received by or	appreciation/
Notional amount		date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International
	$1,930,425	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$426

	4,140,000	3/1/16	2.47%	USA Non Revised Consumer Price Index-Urban (CPI-U)	33,203

	3,105,000	3/3/16	2.45%	USA Non Revised Consumer Price Index-Urban (CPI-U)	21,797

	937,615	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,026

	1,494,942	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	330

	1,639,538	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	4,122

	283,309	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	712

	3,734,106	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	824

	1,693,835	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	374

	5,936,699	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	14,925

	5,487,060	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	13,795

	1,447,282	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,058)

	543,670	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(773)

	10,215,582	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	25,683

	2,540,644	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	6,387

	856,017	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	189

	2,685,046	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	592

	1,055,762	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,996

	1,088,069	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,088

	2,492,004	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	550

	71,387	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	154

	1,143,813	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,246

	683,289	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,939

	2,287,415	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	6,491

	1,613,949	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	4,058

	459,320	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	992

	6,181,911	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,363

	3,560,563	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	785

	1,010,505	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,437)

	2,491,354	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	549

	1,871,278	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	413

	4,810,464	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,061

	1,982,687	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,820)

	1,212,456	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,724)

	36,257	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	78

	92,991	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(132)

	247,789	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(352)

	4,455,000	4/3/17	2.3225%	USA Non Revised Consumer Price Index-Urban (CPI-U)	8,237

	4,455,000	4/4/17	2.35%	USA Non Revised Consumer Price Index-Urban (CPI-U)	14,813

	579,128	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	128

	635,910	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,374

	1,271,632	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,747

	2,332,110	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	514

	1,593,738	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	352

	3,054,232	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	674

	2,179,366	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	481

	4,540,075	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,001

	4,455,000	4/5/17	2.355%	USA Non Revised Consumer Price Index-Urban (CPI-U)	16,056

	4,455,000	4/5/22	2.66%	USA Non Revised Consumer Price Index-Urban (CPI-U)	4,767

	4,127,991	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	910

GBP	2,780,000	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(91,228)

Putnam VT Diversified Income Fund 29

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 cont.

			Fixed payments	Total return	Unrealized
Swap counterparty/		Termination	received (paid) by	received by or	appreciation/
Notional amount		date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
GBP	2,780,000	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	$(105,688)

GBP	5,560,000	9/20/17	2.6625%	GBP Non-revised UK Retail Price Index	(44,077)

GBP	2,780,000	9/21/17	2.66%	GBP Non-revised UK Retail Price Index	(22,625)

GBP	2,780,000	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(106,939)

JPMorgan Chase Bank N.A.
	$6,038,267	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,332

	3,944,395	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	9,916

GBP	2,520,000	9/12/14	2.825%	GBP Non-revised UK Retail Price Index	(20,218)

Total					$(183,942)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/12

						Fixed payments	Unrealized
Swap counterparty/		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	Date	fund per annum	(depreciation)

Barclays Bank PLC
Irish Gov’t, 4.50%, 4/18/2020	—	$(45,669)		$570,000	9/20/17	(100 basis points (bp))	$(17,261)

Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(93,002)		570,000	9/20/17	(100 bp)	(19,144)

Credit Suisse International
Spain Gov’t, 5.50%, 7/30/17	—	(67,198)		570,000	9/20/17	(100 bp)	(21,663)

Deutsche Bank AG
Republic of Argentina, 8.28%, 12/31/33	CC/F	60,808		520,000	3/20/17	500 bp	(79,583)

Russian Federation, 7 1/2%, 3/31/30	—	—		187,500	4/20/13	(112 bp)	(875)

Smurfit Kappa Funding, 7 3/4%, 4/1/15	BB–/F	—	EUR	405,000	9/20/13	715 bp	28,603

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB–	—	EUR	375,000	9/20/13	535 bp	18,841

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB–	—	EUR	375,000	9/20/13	477 bp	16,652

JPMorgan Chase Bank N.A.
DJ CDX NA HY Series 19 Index	B+/P	(58,045)		$3,572,000	12/20/17	500 bp	(31,981)

Russian Federation, 7 1/2%, 3/31/30	Baa1	—		95,000	9/20/13	276 bp	2,429

Total							$(103,982)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2012. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

30 Putnam VT Diversified Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer cyclicals	$—	$284	$5

Health care	4,518	—	—

Utilities and power	259,001	—	—

Total common stocks	263,519	284	5

Convertible bonds and notes	—	962,234	—

Convertible preferred stocks	155,988	234,850	—

Corporate bonds and notes	—	142,147,247	—

Foreign government and agency bonds and notes	—	34,153,995	—

Mortgage-backed securities	—	194,145,038	—

Preferred stocks	—	809,539	—

Purchased swap options outstanding	—	1,235,177	—

Senior loans	—	7,280,293	—

U.S. government and agency mortgage obligations	—	142,777,318	—

Warrants	—	1,103	26,018

Short-term investments	46,951,444	17,979,931	—

Totals by level	$47,370,951	$541,727,009	$26,023

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$337,218	$—

Futures contracts	(13,110)	—	—

Written swap options outstanding	—	(574,087)	—

TBA sale commitments	—	(96,420,315)	—

Interest rate swap contracts	—	(2,041,662)	—

Total return swap contracts	—	(183,942)	—

Credit default contracts	—	99,124	—

Totals by level	$(13,110)	$(98,783,664)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 31

Statement of assets and liabilities
12/31/12

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $525,259,657)	$542,692,539

Affiliated issuers (identified cost $46,431,444) (Note 6)	46,431,444

Cash	281,020

Foreign currency (cost $149,435) (Note 1)	149,804

Interest and other receivables	4,681,886

Receivable for investments sold	1,910,988

Receivable for sales of delayed delivery securities (Note 1)	96,396,385

Unrealized appreciation on OTC swap contracts (Note 1)	5,531,925

Premium paid on OTC swap contracts (Note 1)	1,657,056

Unrealized appreciation on forward currency contracts (Note 1)	1,442,013

Total assets	701,175,060

Liabilities

Payable for investments purchased	2,894,059

Payable for purchases of delayed delivery securities (Note 1)	141,738,771

Payable for shares of the fund repurchased	277,871

Payable for compensation of Manager (Note 2)	210,412

Payable for custodian fees (Note 2)	50,630

Payable for investor servicing fees (Note 2)	37,341

Payable for Trustee compensation and expenses (Note 2)	122,634

Payable for administrative services (Note 2)	4,558

Payable for distribution fees (Note 2)	66,785

Payable for variation margin (Note 1)	6,762

Unrealized depreciation on OTC swap contracts (Note 1)	6,490,137

Premium received on OTC swap contracts (Note 1)	2,895,547

Unrealized depreciation on forward currency contracts (Note 1)	1,104,795

Written options outstanding, at value (premiums $917,109) (Notes 1 and 3)	574,087

TBA sale commitments, at value (proceeds receivable $96,296,719) (Note 1)	96,420,315

Collateral on certain derivative contracts, at value (Note 1)	520,000

Other accrued expenses	218,055

Total liabilities	253,632,759

Net assets	$447,542,301

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$506,821,360

Undistributed net investment income (Note 1)	13,059,197

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(89,366,068)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	17,027,812

Total — Representing net assets applicable to capital shares outstanding	$447,542,301

Computation of net asset value Class IA

Net assets	$132,669,077

Number of shares outstanding	18,280,697

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$7.26

Computation of net asset value Class IB

Net assets	$314,873,224

Number of shares outstanding	43,434,583

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$7.25

The accompanying notes are an integral part of these financial statements.

32 Putnam VT Diversified Income Fund

Statement of operations
Year ended 12/31/12

Investment income

Interest (net of foreign tax of $21,659) (including interest income of $36,928 from investments in affiliated issuers) (Note 6)	$27,360,043

Dividends	75,530

Total investment income	27,435,573

Expenses

Compensation of Manager (Note 2)	2,532,568

Investor servicing fees (Note 2)	455,496

Custodian fees (Note 2)	126,440

Trustee compensation and expenses (Note 2)	41,766

Distribution fees (Note 2)	803,452

Administrative services (Note 2)	15,785

Other	349,864

Total expenses	4,325,371

Expense reduction (Note 2)	(649)

Net expenses	4,324,722

Net investment income	23,110,851

Net realized gain on investments (Notes 1 and 3)	2,406,976

Net realized loss on swap contracts (Note 1)	(19,338,854)

Net realized gain on futures contracts (Note 1)	1,807,697

Net realized loss on foreign currency transactions (Note 1)	(4,956,373)

Net realized loss on written options (Notes 1 and 3)	(14,805,173)

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(924,276)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options and TBA sale commitments during the year	63,013,188

Net gain on investments	27,203,185

Net increase in net assets resulting from operations	$50,314,036

Statement of changes in net assets

	Year ended	Year ended
	12/31/12	12/31/11

Increase (decrease) in net assets

Operations:

Net investment income	$23,110,851	$26,633,119

Net realized gain (loss) on investments and foreign currency transactions	(34,885,727)	21,134,548

Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	62,088,912	(62,479,263)

Net increase (decrease) in net assets resulting from operations	50,314,036	(14,711,596)

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(7,963,760)	(15,529,518)

Class IB	(17,976,606)	(33,930,534)

Increase in capital from settlement payments (Note 9)	—	617

Decrease from capital share transactions (Note 4)	(12,903,195)	(25,385,940)

Total increase (decrease) in net assets	11,470,475	(89,556,971)

Net assets:

Beginning of year	436,071,826	525,628,797

End of year (including undistributed net investment income of $13,059,197 and $23,004,840, respectively)	$447,542,301	$436,071,826

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 33

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of expenses to average net assets, excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

12/31/12	$6.88	.37	.43	.80	(.42)	(.42)	—	$7.26	11.97	$132,669.77		.77	5.24	170

12/31/11	7.85	.41	(.60)	(.19)	(.78)	(.78)	—[f,g]	6.88	(3.17)	134,507.76		.76	5.55	155

12/31/10	8.11	.72	.23	.95	(1.21)	(1.21)	—	7.85	13.02	163,545	.74[h]	.74[h]	9.41	115

12/31/09	5.72	.61	2.29	2.90	(.51)	(.51)	—	8.11	54.83	167,996	.77[i,j]	.73[i]	9.07[i]	168

12/31/08	8.81	.47	(3.07)	(2.60)	(.49)	(.49)	—[f,k]	5.72	(31.07)	127,770	.74[i]	.74[i]	6.19[i]	198

Class IB

12/31/12	$6.87	.35	.43	.78	(.40)	(.40)	—	$7.25	11.69	$314,873	1.02	1.02	4.99	170

12/31/11	7.84	.39	(.60)	(.21)	(.76)	(.76)	—[f,g]	6.87	(3.43)	301,565	1.01	1.01	5.30	155

12/31/10	8.10	.70	.23	.93	(1.19)	(1.19)	—	7.84	12.81	362,084	.99[h]	.99[h]	9.13	115

12/31/09	5.68	.61	2.30	2.91	(.49)	(.49)	—	8.10	55.35	348,898	1.02[i,j]	.98[i]	8.95[i]	168

12/31/08	8.70	.43	(2.98)	(2.55)	(.47)	(.47)	—[f,k]	5.68	(30.82)	173,632	.99[i]	.99[i]	5.71[i]	198

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes TBA purchase and sale transactions.

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 9).

h Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.01% of average net assets for the period ended December 31, 2010.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.13%

12/31/08	0.13

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.04% of average net assets for the period ended December 31, 2009.

k Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Diversified Income Fund

Notes to financial statements 12/31/12

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from January 1, 2012 through December 31, 2012.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade (sometimes referred to as “junk bonds”) in quality and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported, as in the case of some securities traded over-the-counter, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency

Putnam VT Diversified Income Fund 35

holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Certain options contracts include premiums that do not settle until the expiration date of the contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average number of contracts, see Note 5.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Interest rate swap contracts The fund entered into over-the-counter (OTC) and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the contracts being exchange traded and the exchange’s clearinghouse guaranteeing the contract from default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to manage exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Credit default contracts The fund entered into OTC credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.

In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation

36 Putnam VT Diversified Income Fund

acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.

OTC credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $3,662,481 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $2,920,077.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At December 31, 2012, the fund had a capital loss carryover of $82,206,830 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Putnam VT Diversified Income Fund 37

Loss carryover

Short-term	Long-term	Total	Expiration

$13,264,064	$15,144,348	$28,408,412	*

19,568,782	N/A	19,568,782	12/31/16

34,229,636	N/A	34,229,636	12/31/17

*Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of foreign currency gains and losses, realized gains and losses on certain futures contracts, income on swap contracts and income on interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $7,116,128 to decrease undistributed net investment income, $145,098 to increase paid-in-capital and $6,971,030 to decrease accumulated net realized losses.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$19,272,948
Unrealized depreciation	(8,713,562)

Net unrealized appreciation	10,559,386
Undistributed ordinary income	13,456,730
Capital loss carryforward	(82,206,830)

Cost for federal income tax purposes	$578,723,117

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 60.55% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. During the reporting period, the class specific expenses related to investor servicing fees were as follows:

Class IA	$134,702
Class IB	320,794

Total	$455,496

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $649 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $344, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$803,452

38 Putnam VT Diversified Income Fund

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $706,102,152 and $665,044,786, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $2,975,000 and $2,978,477, respectively.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option
		contract amounts	premiums

Written options outstanding at the
beginning of the reporting period	USD	1,070,138,502	$52,185,798

	CHF	21,550,000	$28,931

Options opened	USD	449,796,989	26,434,419

	CHF	—	—

Options exercised	USD	(291,931,000)	(7,748,268)

	CHF	—	—

Options expired	USD	—	—

	CHF	—	—

Options closed	USD	(1,180,362,491)	(69,954,840)

	CHF	(21,550,000)	(28,931)

Written options outstanding at the
end of the reporting period	USD	47,642,000	$917,109

	CHF	—	$—

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/12		Year ended 12/31/11		Year ended 12/31/12		Year ended 12/31/11

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	398,811	$2,839,010	379,163	$2,805,090	6,619,005	$46,041,621	4,774,050	$35,812,775

Shares issued in connection with
reinvestment of distributions	1,164,292	7,963,760	2,101,423	15,529,518	2,628,159	17,976,606	4,585,207	33,930,534

	1,563,103	10,802,770	2,480,586	18,334,608	9,247,164	64,018,227	9,359,257	69,743,309

Shares repurchased	(2,846,862)	(19,962,907)	(3,752,195)	(27,557,768)	(9,726,904)	(67,761,285)	(11,645,108)	(85,906,089)

Net decrease	(1,283,759)	$(9,160,137)	(1,271,609)	$(9,223,160)	(479,740)	$(3,743,058)	(2,285,851)	$(16,162,780)

Note 5 — Summary of derivative activity

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:

Purchased swap option contracts (contract amount)	$736,700,000

Written swap option contracts (contract amount)	$446,900,000

Futures contracts (number of contracts)	330

Forward currency contracts (contract amount)	$783,800,000

OTC Interest rate swap contracts (notional)	$2,519,200,000

Centrally Cleared Interest rate swap contracts (notional)	$1,500,000

OTC Total return swap contracts (notional)	$232,800,000

OTC Credit default swap contracts (notional)	$10,600,000

Putnam VT Diversified Income Fund 39

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$240,390	Payables	$141,266

Foreign exchange contracts	Receivables	1,442,013	Payables	1,104,795

Equity contracts	Investments	27,121	Payables	—

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	7,346,349*	Unrealized depreciation	8,923,973*

Total		$9,055,873		$10,170,034

* Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$975,341	$975,341

Foreign exchange contracts	—	—	(4,993,975)	—	$(4,993,975)

Interest rate contracts	(24,888,394)	1,807,697	—	(20,314,195)	$(43,394,892)

Total	$(24,888,394)	$1,807,697	$(4,993,975)	$(19,338,854)	$(47,413,526)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging				Forward currency
instruments under ASC 815	Options	Warrants†	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(707,423)	$(707,423)

Foreign exchange contracts	—	—	—	(957,731)	—	$(957,731)

Equity contracts	—	13,235	—	—	—	$13,235

Interest rate contracts	20,962,214	—	(1,059,957)	—	12,484,275	$32,386,532

Total	$20,962,214	$13,235	$(1,059,957)	$(957,731)	$11,776,852	$30,734,613

† Outstanding warrants at the close of the reporting period are indicative of the volume of activity during the reporting period.

Note 6 — Transactions with affiliated issuer

Transactions during the reporting period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:

	Market value at the beginning				Market value at the end of
Name of affiliate	of the reporting period	Purchase cost	Sale proceeds	Investment income	the reporting period

Putnam Money Market Liquidity Fund*	$58,589,311	$345,869,870	$358,027,737	$36,928	$46,431,444

* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the fund recorded a receivable of $481 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount, which was received by the fund in December 2011, is reported as part of Increase in capital from settlement payments on the Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $136 related to the settlement of those lawsuits. This amount is reported as a part of Increase in capital from settlement payments on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

40 Putnam VT Diversified Income Fund

Note 10 — New accounting pronouncement

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the fund’s financial statements.

Putnam VT Diversified Income Fund 41

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Director of Aspen Insurance Co., a New York Stock Exchange company, and Chair of the Aspen Board's Investment Committee. Trustee of the Brookings Institution and Chair of its Investment Committee.	The Rohatyn Group, an emerging-market fund complex that manages money for institutions	
Ravi Akhoury Born 1947 Trustee since 2009	Advisor to New York Life Insurance Company. Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm with over $40 billion in assets under management.	RAGE Frameworks, Inc., a private software company; English Helper, Inc., a private software company	
Barbara M. Baumann Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Trustee of Mount Holyoke College and member of the Investment Committee for the college's endowment. Former Chair and current board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, The Children's Hospital of Colorado.	SM Energy Company, a domestic exploration and production company; UNS Energy Corporation, an Arizona utility	
Jameson A. Baxter Born 1943 Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011	President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.	None	
Charles B. Curtis Born 1940 Trustee since 2001	Senior Advisor to the Center for Strategic and International Studies. Former President and Chief Operating Officer of the Nuclear Threat Initiative, a private foundation dealing with national security issues. Member of the Council on Foreign Relations and U.S. State Department International Security Advisory Board. Chairman of World Institute of Nuclear Security, a non-profit international non-governmental organization.	Southern California Edison, a regulated electric utility, and its parent company, Edison International	
Robert J. Darretta Born 1946 Trustee since 2007	Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.	UnitedHealth Group, a diversified health-care company	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Anne Ray Charitable Trust's Investment Committee, Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.	Reach Out and Read of Greater New York, an organization dedicated to promoting childhood literacy	
John A. Hill Born 1942 Trustee since 1985 and Chairman from 2000 to 2011	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Member of the Advisory Board of the Millstein Center for Corporate Governance and Performance at the Yale School of Management.	Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Paul L. Joskow Born 1947 Trustee since 1997	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance. Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT.	Yale University; TransCanada Corporation, an energy company focused on natural gas transmission, oil pipeline, and power services; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra	
Elizabeth T. Kennan Born 1938 Trustee from 1992 to 2010 and since 2012	Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming). President Emeritus of Mount Holyoke College. Trustee of the National Trust for Historic Preservation and of Centre College. Chairman of the Board of Shaker Village of Pleasant Hill.	Former Chairman and now Lead Director of Northeast Utilities, which operates New England's largest energy delivery system

42 Putnam VT Diversified Income Fund

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and Putnam Retail Management. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2012, there were 109 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Michael J. Higgins (Born 1976)	James P. Pappas (Born 1953)
Executive Vice President, Principal Executive	Vice President and Treasurer	Vice President
Officer, and Compliance Liaison	Since 2010	Since 2004
Since 2004	Manager of Finance, Dunkin’ Brands	Director of Trustee Relations,
	(2008–2010); Senior Financial Analyst, Old	Putnam Investments and
Steven D. Krichmar (Born 1958)	Mutual Asset Management (2007–2008);	Putnam Management
Vice President and Principal Financial Officer	Senior Financial Analyst, Putnam Investments
Since 2002	(1999–2007)	Mark C. Trenchard (Born 1962)
Chief of Operations, Putnam Investments and		Vice President and BSA Compliance Officer
Putnam Management	Janet C. Smith (Born 1965)	Since 2002
	Vice President, Principal Accounting Officer,	Director of Operational Compliance,
Robert T. Burns (Born 1961)	and Assistant Treasurer	Putnam Investments and Putnam
Vice President and Chief Legal Officer	Since 2007	Retail Management
Since 2011	Director of Fund Administration Services,
General Counsel, Putnam Investments and	Putnam Investments and	Judith Cohen (Born 1945)
Putnam Management	Putnam Management	Vice President, Clerk, and Associate Treasurer
Since 1993
Robert R. Leveille (Born 1969)	Susan G. Malloy (Born 1957)
Vice President and Chief Compliance Officer	Vice President and Assistant Treasurer	Nancy E. Florek (Born 1957)
Since 2007	Since 2007	Vice President, Proxy Manager, Assistant
Chief Compliance Officer, Putnam	Director of Accounting & Control Services,	Clerk, and Associate Treasurer
Investments, Putnam Management, and	Putnam Management	Since 2000
Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above although in some cases, they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

Putnam VT Diversified Income Fund 43

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44 Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Katinka Domotorffy
London, England SW1A 1LD	State Street Bank and Trust Company	John A. Hill
Paul L. Joskow
Marketing Services	Legal Counsel	Elizabeth T. Kennan
Putnam Retail Management	Ropes & Gray LLP	Kenneth R. Leibler
One Post Office Square		Robert E. Patterson
Boston, MA 02109	Independent Registered	George Putnam, III
	Public Accounting Firm	Robert L. Reynolds
	PricewaterhouseCoopers LLP	W. Thomas Stephens

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Diversified Income Fund 45

This report has been prepared for the shareholders	H502
of Putnam VT Diversified Income Fund.	279060 2/13

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes. In May of 2009, the Code of Ethics of Putnam Investment Management, LLC was amended to reflect that all employees will now be subject to a 90-day blackout restriction on holding Putnam open-end funds, except for portfolio managers and their supervisors (and each of their immediate family members), who will be subject to a one-year blackout restriction on the funds that they manage or supervise. In June 2010, the Code of Ethics of Putnam Investments was updated in its entirety to include the amendments adopted in May of 2009 and to change certain rules and limits contained in the Code of Ethics. In addition, the updated Code of Ethics included numerous technical, administrative and non-substantive changes, which were intended primarily to make the document easier to navigate and understand. In July 2011, the Code of Ethics of Putnam Investments was updated to reflect several technical, administrative and non-substantive changes resulting from changes in employee titles.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit and Compliance Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2012	$174,153	$ —	$8,445	$890
December 31, 2011	$153,148	$--	$9,360	$ —

For the fiscal years ended December 31, 2012 and December 31, 2011, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $261,447 and $136,742 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of fund profitability

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2012	$ —	$147,500	$ —	$ —

December 31, 2011	$ —	$107,505	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: February 28, 2013